                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-3614

                            Rochester Fund Municipals
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: December 31

                      Date of reporting period: 09/30/2009

ITEM 1. SCHEDULE OF INVESTMENTS.

Rochester Fund Municipals

STATEMENT OF INVESTMENTS September 30, 2009 / Unaudited

   Principal
     Amount                                                                Coupon       Maturity         Value
   ---------                                                               ------      ----------   ---------------
Municipal Bonds and Notes--116.0%
New York--81.1%
$    1,035,000   Albany County, NY IDA (Albany College of
                 Pharmacy)(1)                                               5.375%     12/01/2024   $       960,366
     1,700,000   Albany County, NY IDA (Albany College of
                 Pharmacy)(1)                                               5.625      12/01/2034         1,530,272
       605,000   Albany County, NY IDA (Wildwood Programs)(1)               4.900      07/01/2021           505,145
     1,085,000   Albany, NY Hsg. Authority (Lark Drive)(1)                  5.500      12/01/2028         1,101,937
     1,420,000   Albany, NY IDA (Albany Medical Center)(1)                  6.000      05/01/2019         1,424,587
     2,460,000   Albany, NY IDA (Albany Medical Center)(1)                  6.000      05/01/2029         2,254,492
       215,000   Albany, NY IDA (Albany Municipal Golf Course
                 Clubhouse)(1)                                              7.500      05/01/2012           215,030
       790,000   Albany, NY IDA (Albany Rehabilitation)(1)                  8.375      06/01/2023           795,088
     3,125,000   Albany, NY IDA (Brighter Choice Charter
                 School)(1)                                                 5.000      04/01/2027         2,709,844
     1,350,000   Albany, NY IDA (Brighter Choice Charter
                 School)(1)                                                 5.000      04/01/2032         1,109,565
       900,000   Albany, NY IDA (Brighter Choice Charter
                 School)(1)                                                 5.000      04/01/2037           714,582
     7,005,000   Albany, NY IDA (Charitable Leadership)                     5.750      07/01/2026         5,623,754
       900,000   Albany, NY IDA (New Covenant Charter School)(2)            7.000      05/01/2025           627,651
     1,285,000   Albany, NY IDA (Sage Colleges)(1)                          5.250      04/01/2019         1,146,413
     1,760,000   Albany, NY IDA (Sage Colleges)(1)                          5.300      04/01/2029         1,395,363
       895,000   Albany, NY Parking Authority(1)                            5.625      07/15/2025           916,122
     1,770,000   Albany, NY Parking Authority(3)                            7.052(4)   11/01/2017         1,213,795
       925,000   Amherst, NY IDA (Asbury Pointe)(1)                         5.800      02/01/2015           925,213
        45,000   Amherst, NY IDA (Asbury Pointe)(1)                         6.000      02/01/2023            41,871
     3,000,000   Amherst, NY IDA (Asbury Pointe)(1)                         6.000      02/01/2029         2,617,410
     5,300,000   Amherst, NY IDA (Beechwood Health Care
                 Center)(1)                                                 5.200      01/01/2040         3,850,238
        25,000   Amherst, NY IDA (UBF Faculty-Student Hsg.
                 Corp.)(1)                                                  5.250      08/01/2031            25,310
     1,065,000   Blauvelt, NY Volunteer Fire Company(1)                     6.250      10/15/2017         1,030,409
     2,735,000   Brookhaven, NY IDA (Enecon Corp.)(1)                       6.300      01/01/2033         2,070,915
     2,425,000   Brookhaven, NY IDA (Stony Brook Foundation)(1)             6.500      11/01/2020         2,424,927
     1,650,000   Broome County, NY IDA (Good Shepard Village)(1)            6.750      07/01/2028         1,426,821
     1,550,000   Broome County, NY IDA (Good Shepard Village)(1)            6.875      07/01/2040         1,286,082
        95,000   Broome County, NY IDA (University Plaza)(1)                5.000      08/01/2025            71,321
     3,030,000   Broome County, NY IDA (University Plaza)(1)                5.000      08/01/2036         2,000,588
     1,000,000   Broome County, NY IDA (University Plaza)(1)                5.100      08/01/2030           708,890
     1,250,000   Broome County, NY IDA (University Plaza)(1)                5.100      08/01/2036           838,888
     3,000,000   Broome County, NY IDA (University Plaza)(1)                5.200      08/01/2030         2,156,850
     4,450,000   Broome County, NY IDA (University Plaza)(1)                5.200      08/01/2036         3,034,678
     3,000,000   Bushnell Basin, NY Fire Assoc. (Volunteer Fire
                 Dept.)(1)                                                  5.750      11/01/2030         2,566,170
       915,000   Canton, NY Human Services Initiatives(1)                   5.700      09/01/2024           903,206
     1,155,000   Canton, NY Human Services Initiatives(1)                   5.750      09/01/2032         1,098,555
     1,465,000   Cattaraugus County, NY IDA (St. Bonaventure
                 University)(1)                                             5.450      09/15/2019         1,436,330
    11,215,000   Cayuga County, NY COP (Auburn Memorial
                 Hospital)(1)                                               6.000      01/01/2021        11,221,953


                         1 | Rochester Fund Municipals

Rochester Fund Municipals

STATEMENT OF INVESTMENTS September 30, 2009 / Unaudited

   Principal
    Amount                                                                 Coupon       Maturity         Value
   ---------                                                               ------      ----------   ---------------
New York Continued
$    3,395,000   Chautauqua County, NY IDA (Jamestown Devel.
                 Corp.)(1)                                                  7.500%     11/01/2018   $     3,039,611
     1,900,000   Chautauqua County, NY IDA (Woman's Christian
                 Assoc. of Jamestown)(1)                                    6.400      11/15/2029         1,687,314
        95,000   Chautauqua, NY Utility District(1)                         5.000      06/01/2023            99,533
       105,000   Chautauqua, NY Utility District(1)                         5.000      06/01/2025           109,106
     1,915,000   Chemung County, NY IDA (Arnot Ogden Medical
                 Center)(1)                                                 5.000      11/01/2029         1,907,704
     3,250,000   Chemung County, NY IDA (Arnot Ogden Medical
                 Center)(1)                                                 5.000      11/01/2029         3,237,618
     1,455,000   Chemung County, NY IDA (Arnot Ogden Medical
                 Center)(1)                                                 5.000      11/01/2034         1,406,490
     1,000,000   Chemung County, NY IDA (Arnot Ogden Medical
                 Center)(1)                                                 5.000      11/01/2034           966,660
     1,070,000   Chemung County, NY IDA (Hathorn Redevel.
                 Company)(1)                                                4.850      07/01/2023         1,076,602
     1,515,000   Chemung County, NY IDA (Hathorn Redevel.
                 Company)(1)                                                5.000      07/01/2033         1,519,333
     3,835,000   Chemung County, NY IDA (St. Joseph's
                 Hospital)(3)                                               6.000      01/01/2013         3,147,001
     4,000,000   Chemung County, NY IDA (St. Joseph's
                 Hospital)(3)                                               6.350      01/01/2013         3,282,400
     4,910,000   Chemung County, NY IDA (St. Joseph's
                 Hospital)(3)                                               6.500      01/01/2019         3,894,121
       875,000   Clifton Springs, NY Hospital & Clinic(1)                   7.650      01/01/2012           875,648
     2,345,000   Clifton Springs, NY Hospital & Clinic(1)                   8.000      01/01/2020         2,346,829
        35,000   Cohoes, NY GO(1)                                           6.200      03/15/2012            35,021
        25,000   Cohoes, NY GO(1)                                           6.200      03/15/2013            25,008
        25,000   Cohoes, NY GO(1)                                           6.250      03/15/2014            25,006
        25,000   Cohoes, NY GO(1)                                           6.250      03/15/2015            25,001
        25,000   Cohoes, NY GO(1)                                           6.250      03/15/2016            24,997
     1,275,000   Columbia County, NY IDA (Berkshire Farms)(1)               7.500      12/15/2014         1,195,784
     3,300,000   Corinth, NY IDA (International Paper
                 Company)(1)                                                5.750      02/01/2022         3,282,444
        40,000   Corinth, NY IDA (International Paper
                 Company)(1)                                                5.850      12/01/2020            40,019
     5,370,000   Cortland County, NY IDA (Cortland Memorial
                 Hospital)(1)                                               5.250      07/01/2032         5,057,036
     2,310,000   Dutchess County, NY IDA (Elant Fishkill)(1)                5.250      01/01/2037         1,760,659
       900,000   Dutchess County, NY IDA (St. Francis
                 Hospital)(1)                                               7.500      03/01/2029           900,369
     1,000,000   Dutchess County, NY Water & Wastewater
                 Authority(1)                                               5.400(4)   06/01/2027           479,940
     3,155,000   East Rochester, NY Hsg. Authority (Episcopal
                 Senior Hsg.)(1)                                            7.750      10/01/2032         3,128,246
     1,355,000   East Rochester, NY Hsg. Authority (Gates
                 Senior Hsg.)(1)                                            6.125      04/20/2043         1,447,093
     2,410,000   East Rochester, NY Hsg. Authority (Jefferson
                 Park Apartments)(1)                                        6.750      03/01/2030         2,186,300
     1,700,000   East Rochester, NY Hsg. Authority (Woodland
                 Village)(1)                                                5.500      08/01/2033         1,401,106


                          2 | Rochester Fund Municipals

Rochester Fund Municipals

STATEMENT OF INVESTMENTS September 30, 2009 / Unaudited

   Principal
    Amount                                                                 Coupon       Maturity         Value
   ---------                                                               ------      ----------   ---------------
New York Continued
$    3,325,000   Elmira, NY Hsg. Authority (Eastgate
                 Apartments)(1)                                             6.250%     06/01/2044   $     2,723,740
     1,925,000   Erie County, NY IDA (Air Cargo)(1)                         8.500      10/01/2015         1,926,790
     4,000,000   Erie County, NY IDA (Charter School Applied
                 Tech)(1)                                                   6.750      06/01/2025         3,899,680
     7,000,000   Erie County, NY IDA (Charter School Applied
                 Tech)(1)                                                   6.875      06/01/2035         6,700,680
     1,960,000   Erie County, NY IDA (DePaul Properties)(1)                 5.750      09/01/2028         1,419,236
     2,255,000   Erie County, NY IDA (DePaul Properties)(1)                 6.500      09/01/2018         1,942,434
     1,775,000   Erie County, NY IDA (Global Concepts Charter
                 School)(1)                                                 6.250      10/01/2037         1,565,408
    11,310,000   Erie County, NY IDA (Medaille College)(1)                  7.625      04/01/2035        11,525,456
     3,515,000   Erie County, NY IDA (Medaille College)(1)                  8.250      11/01/2026         3,656,584
     9,900,000   Erie County, NY IDA (Orchard Park CCRC)                    6.000      11/15/2026         8,865,648
     9,250,000   Erie County, NY IDA (Orchard Park CCRC)                    6.000      11/15/2036         7,799,323
     7,350,000   Erie County, NY IDA (The Episcopal Church
                 Home)(1)                                                   6.000      02/01/2028         7,354,778
    25,290,000   Erie County, NY Tobacco Asset Securitization
                 Corp.(1)                                                   5.000      06/01/2038        21,154,832
    72,595,000   Erie County, NY Tobacco Asset Securitization
                 Corp.(1)                                                   5.000      06/01/2045        58,901,405
    93,000,000   Erie County, NY Tobacco Asset Securitization
                 Corp.                                                      6.140(4)   06/01/2047         3,575,850
   135,450,000   Erie County, NY Tobacco Asset Securitization
                 Corp.                                                      6.488(4)   06/01/2050         3,307,689
   194,300,000   Erie County, NY Tobacco Asset Securitization
                 Corp.                                                      7.196(4)   06/01/2055         2,376,289
 1,024,000,000   Erie County, NY Tobacco Asset Securitization
                 Corp.                                                      7.650(4)   06/01/2060         7,731,200
     1,410,000   Essex County, NY IDA (International Paper
                 Company)(1)                                                4.600      03/01/2027         1,206,593
     2,300,000   Essex County, NY IDA (International Paper
                 Company)(1)                                                6.450      11/15/2023         2,324,909
     1,500,000   Essex County, NY IDA (International Paper
                 Company)(1)                                                6.625      09/01/2032         1,563,930
        30,000   Essex County, NY IDA (Moses Ludington Nursing
                 Home)(1)                                                   6.200      02/01/2030            30,724
       975,000   Essex County, NY IDA (North Country Community
                 College Foundation)(1)                                     5.000      06/01/2020           888,849
       320,000   Essex County, NY IDA (North Country Community
                 College Foundation)(1)                                     5.000      06/01/2020           291,725
     1,235,000   Essex County, NY IDA (North Country Community
                 College Foundation)(1)                                     5.200      06/01/2025         1,088,504
       410,000   Essex County, NY IDA (North Country Community
                 College Foundation)(1)                                     5.200      06/01/2025           361,366
     1,100,000   Essex County, NY IDA (North Country Community
                 College Foundation)(1)                                     5.300      06/01/2035           918,236
     9,300,000   Essex County, NY IDA Solid Waste Disposal
                 (International Paper Company)(1)                           5.200      12/01/2023         8,947,530
     4,440,000   Essex County, NY IDA Solid Waste Disposal
                 (International Paper Company)(1)                           5.200      03/01/2028         4,292,237
     1,850,000   Essex County, NY IDA Solid Waste Disposal
                 (International Paper Company)(1)                           5.500      08/15/2022         1,798,367
     1,625,000   Essex County, NY IDA Solid Waste Disposal
                 (International Paper Company)(1)                           5.500      10/01/2026         1,574,446


                          3 | Rochester Fund Municipals

Rochester Fund Municipals

STATEMENT OF INVESTMENTS September 30, 2009 / Unaudited

   Principal
    Amount                                                                 Coupon       Maturity         Value
   ---------                                                               ------      ----------   ---------------
New York Continued
$    5,680,000   Franklin County, NY IDA (Adirondack Medical
                 Center)(1)                                                 5.500%     12/01/2029   $     5,692,155
       900,000   Franklin County, NY IDA (North Country
                 Community College Foundation)(1)                           5.200      06/01/2025           793,242
     1,000,000   Genesee County, NY IDA (United Memorial
                 Medical Center)(1)                                         5.000      12/01/2027           812,840
     3,630,000   Glen Cove, NY IDA (SLCD)(1)                                7.375      07/01/2023         3,647,497
     1,175,000   Green Island, NY Power Authority(1)                        5.125      12/15/2024         1,181,568
     2,520,000   Green Island, NY Power Authority(1)                        6.000      12/15/2020         2,600,968
     1,695,000   Green Island, NY Power Authority(1)                        6.000      12/15/2025         1,731,934
       195,000   Hempstead, NY IDA (Dentaco Corp.)(1)                       7.250      11/01/2012           193,851
     1,270,000   Hempstead, NY IDA (Dentaco Corp.)(1)                       8.250      11/01/2025         1,274,585
     9,375,000   Hempstead, NY IDA (Franklin Hospital Medical
                 Center)(1)                                                 6.375      11/01/2018         8,613,094
     8,215,000   Hempstead, NY IDA (Franklin Hospital Medical
                 Center)(1)                                                 7.750      11/01/2022         8,402,877
    25,260,000   Hempstead, NY IDA (Lynbrook Facilities)(1)                 6.500      11/01/2042        19,615,906
     3,665,000   Hempstead, NY IDA (Peninsula Counseling
                 Center)(1)                                                 6.500      11/01/2038         3,201,487
     6,145,000   Hempstead, NY IDA (South Shore Y JCC)(1)                   6.750      11/01/2024         4,510,491
     1,000,000   Herkimer County, NY IDA (Herkimer County
                 College Foundation)(1)                                     6.250      08/01/2034           951,580
     1,285,000   Herkimer County, NY IDA (Herkimer County
                 College Foundation)(1)                                     6.400      11/01/2020         1,263,733
     2,000,000   Herkimer County, NY IDA (Herkimer County
                 College Foundation)(1)                                     6.500      11/01/2030         1,797,400
       120,000   Herkimer, NY Hsg. Authority(1)                             7.150      03/01/2011           120,535
    75,340,000   Hudson Yards, NY Infrastructure Corp.(1)                   5.000      02/15/2047        74,392,976
   485,720,000   Hudson Yards, NY Infrastructure Corp.(1)                   5.000      02/15/2047       479,614,500
       145,000   Huntington, NY Hsg. Authority (GJSR)(1)                    5.875      05/01/2019           134,472
     1,000,000   Huntington, NY Hsg. Authority (GJSR)(1)                    6.000      05/01/2029           856,680
     8,500,000   Huntington, NY Hsg. Authority (GJSR)(1)                    6.000      05/01/2039         6,932,090
       710,000   Islip, NY IDA (Leeway School)(1)                           9.000      08/01/2021           714,473
    16,730,000   Islip, NY IDA (Southside Hospital Civic
                 Facilities)(1)                                             7.750      12/01/2022        16,257,879
     9,695,000   Islip, NY IDA (United Cerebral Palsy Assoc.)(1)            6.250      12/01/2031         8,507,072
     1,125,000   Islip, NY IDA (United Cerebral Palsy Assoc.)(1)            6.250      12/01/2031           987,154
     1,100,000   Islip, NY Res Rec, Series E(1)                             5.750      07/01/2020         1,181,224
     1,315,000   Islip, NY Res Rec, Series E(1)                             5.750      07/01/2021         1,402,737
     1,000,000   Islip, NY Res Rec, Series E(1)                             5.750      07/01/2023         1,060,530
        60,000   L.I., NY Power Authority, Series A(1)                      5.125      09/01/2029            60,801
     5,300,000   Madison County, NY IDA (Commons II Student
                 Hsg.)(1)                                                   5.000      06/01/2040         4,953,592
       850,000   Madison County, NY IDA (Morrisville State
                 College Foundation)(1)                                     5.000      06/01/2028           828,793
     1,100,000   Madison County, NY IDA (Morrisville State
                 College Foundation)(1)                                     5.000      06/01/2032         1,052,480


                          4 | Rochester Fund Municipals

Rochester Fund Municipals

STATEMENT OF INVESTMENTS September 30, 2009 / Unaudited

   Principal
    Amount                                                                 Coupon       Maturity         Value
   ---------                                                               ------      ----------   ---------------
New York Continued
$    1,290,000   Madison County, NY IDA (Oneida Healthcare
                 Center)(1)                                                 5.300%     02/01/2021   $     1,277,990
     5,500,000   Madison County, NY IDA (Oneida Healthcare
                 Center)(1)                                                 5.350      02/01/2031         5,066,270
       590,000   Middletown, NY IDA (Flanagan Design &
                 Display)(1)                                                7.500      11/01/2018           538,806
     2,970,000   Middletown, NY IDA (Southwinds Retirement
                 Home)(1)                                                   6.375      03/01/2018         2,974,663
        85,000   Middletown, NY IDA (YMCA)(1)                               6.250      11/01/2009            85,082
     1,255,000   Middletown, NY IDA (YMCA)(1)                               7.000      11/01/2019         1,257,861
        80,000   Monroe County, NY COP(1)                                   8.050      01/01/2011            79,510
        50,000   Monroe County, NY IDA (Cloverwood Senior
                 Living)(1)                                                 6.750      05/01/2023            48,529
     1,025,000   Monroe County, NY IDA (Cloverwood Senior
                 Living)(1)                                                 6.875      05/01/2033           934,595
       480,000   Monroe County, NY IDA (Dayton Rogers
                 Manufacturing)(1)                                          6.100      12/01/2009           478,526
     4,005,000   Monroe County, NY IDA (DePaul Community
                 Facilities)(1)                                             5.875      02/01/2028         2,961,898
     4,925,000   Monroe County, NY IDA (DePaul Community
                 Facilities)(1)                                             5.950      08/01/2028         4,255,052
     4,025,000   Monroe County, NY IDA (DePaul Properties)(1)               6.150      09/01/2021         3,259,324
     1,250,000   Monroe County, NY IDA (Highland Hospital of
                 Rochester)(1)                                              5.000      08/01/2025         1,237,788
       195,000   Monroe County, NY IDA (Melles Griot)(1)                    9.500      12/01/2009           195,248
     2,500,000   Monroe County, NY IDA (Parma Senior Hsg.
                 Assoc.)(1)                                                 6.500      12/01/2042         2,160,300
     2,890,000   Monroe County, NY IDA (Rochester Institute of
                 Technology)(1)                                             5.375      04/01/2029         2,550,887
     2,190,000   Monroe County, NY IDA (St. John Fisher
                 College)(1)                                                5.250      06/01/2026         2,199,242
     3,175,000   Monroe County, NY IDA (St. John Fisher
                 College)(1)                                                5.375      06/01/2024         3,195,130
     2,175,000   Monroe County, NY IDA (Summit at Brighton)(1)              5.375      07/01/2032         1,764,382
     3,660,000   Monroe County, NY IDA (Summit at Brighton)(1)              5.500      07/01/2027         3,109,792
       735,000   Monroe County, NY IDA (Volunteers of
                 America)(1)                                                5.700      08/01/2018           680,500
     2,765,000   Monroe County, NY IDA (Volunteers of
                 America)(1)                                                5.750      08/01/2028         2,309,936
   650,000,000   Monroe County, NY Tobacco Asset Securitization
                 Corp. (TASC)                                               7.701(4)   06/01/2061         4,452,500
       580,000   Monroe, NY Newpower Corp(1)                                5.625      01/01/2026           486,400
     2,265,000   Monroe, NY Newpower Corp.(1)                               5.500      01/01/2034         1,870,867
       600,000   Mount Vernon, NY IDA (Kings Court)(1)                      5.200      12/01/2033           603,414
     3,275,000   Mount Vernon, NY IDA (Macedonia Towers)(1)                 5.200      12/01/2033         2,889,565
     2,295,000   Mount Vernon, NY IDA (Meadowview)(1)                       6.150      06/01/2019         2,266,840
     2,600,000   Mount Vernon, NY IDA (Meadowview)(1)                       6.200      06/01/2029         2,426,528
       802,824   Municipal Assistance Corp. for Troy, NY(1)                 5.733(4)   07/15/2021           498,522
     1,218,573   Municipal Assistance Corp. for Troy, NY(1)                 5.741(4)   01/15/2022           736,213
       735,000   Nassau County, NY IDA (ACDS)(1)                            5.950      11/01/2022           664,491


                          5 | Rochester Fund Municipals

Rochester Fund Municipals

STATEMENT OF INVESTMENTS September 30, 2009 / Unaudited

   Principal
    Amount                                                                 Coupon       Maturity         Value
   ---------                                                               ------      ----------   ---------------
New York Continued
$      590,000   Nassau County, NY IDA (ALIA-ACDS)(1)                       7.500%     06/01/2015   $       602,443
     2,975,000   Nassau County, NY IDA (ALIA-ACLD)(1)                       6.250      09/01/2022         2,766,988
       180,000   Nassau County, NY IDA (ALIA-ACLD)(1)                       7.125      06/01/2017           182,462
       255,000   Nassau County, NY IDA (ALIA-ACLD)(1)                       7.500      06/01/2015           260,378
     4,640,000   Nassau County, NY IDA (ALIA-CSMR)(1)                       7.000      11/01/2016         4,692,571
     2,650,000   Nassau County, NY IDA (ALIA-CSMR)(1)                       7.125      06/01/2017         2,686,252
     1,280,000   Nassau County, NY IDA (ALIA-CSMR)(1)                       7.500      06/01/2015         1,306,995
       150,000   Nassau County, NY IDA (ALIA-FREE)(1)                       7.125      06/01/2012           153,459
     1,575,000   Nassau County, NY IDA (ALIA-FREE)(1)                       7.500      06/01/2015         1,608,217
     4,030,000   Nassau County, NY IDA (ALIA-FREE)(1)                       8.150      06/01/2030         4,109,310
     6,165,000   Nassau County, NY IDA (ALIA-FREE)(1)                       8.250      06/01/2032         6,307,350
       710,000   Nassau County, NY IDA (ALIA-HH)(1)                         7.125      06/01/2017           719,713
       545,000   Nassau County, NY IDA (ALIA-HHS)(1)                        7.125      06/01/2017           552,456
       150,000   Nassau County, NY IDA (ALIA-LVH)(1)                        7.500      06/01/2015           153,164
    12,500,000   Nassau County, NY IDA (Amsterdam at
                 Harborside)(1)                                             6.700      01/01/2043        11,507,375
       385,000   Nassau County, NY IDA (CNGCS)(1)                           7.500      06/01/2030           393,120
     2,245,000   Nassau County, NY IDA (CNGCS)(1)                           8.150      06/01/2030         2,289,182
     5,005,000   Nassau County, NY IDA (CSMR)(1)                            5.950      11/01/2022         4,524,870
       615,000   Nassau County, NY IDA (Epilepsy Foundation of
                 L.I.)(1)                                                   5.950      11/01/2022           556,003
     1,660,000   Nassau County, NY IDA (Hispanic Counseling
                 Center)(1)                                                 6.500      11/01/2037         1,452,135
     3,150,000   Nassau County, NY IDA (Keyspan-Glenwood Energy
                 Center)(1)                                                 5.250      06/01/2027         3,085,866
       655,000   Nassau County, NY IDA (Life's WORCA)(1)                    5.950      11/01/2022           592,166
     3,685,000   Nassau County, NY IDA (Little Village
                 School)(1)                                                 7.500      12/01/2031         3,700,624
     3,535,000   Nassau County, NY IDA (New York Water Service
                 Corp.)(1)                                                  5.000      12/01/2035         3,380,733
     2,205,000   Nassau County, NY IDA (North Shore CFGA)(1)                6.750      05/01/2024         2,129,324
     1,300,000   Nassau County, NY IDA (PLUS Group Home)(1)                 6.150      11/01/2022         1,197,365
     1,810,000   Nassau County, NY IDA (United Cerebral
                 Palsy)(1)                                                  6.250      11/01/2014         1,792,027
       645,000   Nassau County, NY IDA (United Veteran's Beacon
                 House)(1)                                                  6.500      11/01/2037           564,233
       655,000   Nassau County, NY IDA, Series A-A(1)                       6.000      07/02/2021           604,034
     6,915,000   Nassau County, NY IDA, Series A-B(1)                       6.000      07/01/2021         6,376,944
       695,000   Nassau County, NY IDA, Series A-C(1)                       6.000      07/01/2021           640,922
       790,000   Nassau County, NY IDA, Series A-D(1)                       6.000      07/01/2021           728,530
   122,875,000   Nassau County, NY Tobacco Settlement Corp.(1)              5.125      06/01/2046       101,703,638
     9,000,000   Nassau County, NY Tobacco Settlement Corp.(1)              5.250      06/01/2026         8,803,800
    20,000,000   Nassau County, NY Tobacco Settlement Corp.                 5.820(4)   06/01/2046           965,000
   105,975,000   Nassau County, NY Tobacco Settlement Corp.                 6.221(4)   06/01/2046         4,442,472
 1,055,215,000   Nassau County, NY Tobacco Settlement Corp.                 6.537(4)   06/01/2060        10,341,107
    40,000,000   Nassau County, NY Tobacco Settlement Corp.                 7.351(4)   06/01/2060           302,000


                          6 | Rochester Fund Municipals

Rochester Fund Municipals

STATEMENT OF INVESTMENTS September 30, 2009 / Unaudited

   Principal
     Amount                                                                Coupon       Maturity         Value
   ---------                                                               ------      ----------   ---------------
New York Continued
$   22,780,000   Nassau County, NY Tobacco Settlement Corp.
                 (TASC)(1)                                                  5.000%     06/01/2035   $    19,470,294
    13,010,000   New Rochelle, NY IDA (College of New
                 Rochelle)(1)                                               5.250      07/01/2027        13,100,810
     3,670,000   New Rochelle, NY IDA (Soundview Apartments)(1)             5.375      04/01/2036         3,733,711
     3,300,000   Niagara County, NY IDA (American Ref-Fuel
                 Company)(1)                                                5.550      11/15/2024         3,182,025
     3,020,000   Niagara County, NY IDA (Niagara Falls Memorial
                 Medical Center)                                            5.750      06/01/2018         2,858,974
     1,500,000   Niagara County, NY IDA (Niagara University)(1)             5.350      11/01/2023         1,523,340
     5,400,000   Niagara County, NY IDA (Niagara University)(1)             5.400      11/01/2031         5,428,620
     2,600,000   Niagara County, NY IDA (Solid Waste
                 Disposal)(1)                                               5.550      11/15/2024         2,556,762
     7,250,000   Niagara County, NY IDA (Solid Waste
                 Disposal)(1)                                               5.625      11/15/2024         7,232,238
        20,000   Niagara County, NY Tobacco Asset Securitization Corp.(1)   5.750      05/15/2022            20,097
     1,480,000   Niagara County, NY Tobacco Asset Securitization Corp.(1)   6.250      05/15/2034         1,483,138
     6,295,000   Niagara County, NY Tobacco Asset Securitization Corp.(1)   6.250      05/15/2040         6,226,636
       125,000   Niagara Falls, NY Public Water Authority(1)                5.500      07/15/2034           128,163
       355,000   Niagara, NY Frontier Transportation Authority
                 (Buffalo Niagara International Airport)(1)                 5.000      04/01/2028           336,923
     1,420,000   Niagara, NY Frontier Transportation Authority
                 (Buffalo Niagara International Airport)(1)                 5.625      04/01/2029         1,426,788
    27,255,000   NJ EDA (School Facilities Construction)(5)                 4.500      09/01/2029        26,657,605
     3,155,000   North Tonawanda, NY HDC (Bishop Gibbons
                 Associates)(1)                                             7.375      12/15/2021         3,841,970
        25,000   Nunda, NY GO(1)                                            8.000      05/01/2010            25,784
       500,000   NY Carnegie Redevel. Corp.(3)                              7.000      09/01/2021           415,755
     8,480,000   NY Counties Tobacco Trust I(1)                             6.250      06/01/2028         8,518,330
     6,235,000   NY Counties Tobacco Trust I(1)                             6.500      06/01/2035         6,273,844
    19,230,000   NY Counties Tobacco Trust I(1)                             6.625      06/01/2042        19,311,728
    29,800,000   NY Counties Tobacco Trust II (TASC)(1)                     5.625      06/01/2035        27,627,878
    53,880,000   NY Counties Tobacco Trust II (TASC)(1)                     5.750      06/01/2043        49,438,672
       245,000   NY Counties Tobacco Trust III(1)                           6.000      06/01/2043           233,279
     7,000,000   NY Counties Tobacco Trust IV(1)                            5.000      06/01/2038         5,855,430
   131,335,000   NY Counties Tobacco Trust IV                               5.920(4)   06/01/2050         3,895,396
   304,690,000   NY Counties Tobacco Trust IV                               6.395(4)   06/01/2055         4,713,554
   608,700,000   NY Counties Tobacco Trust IV                               6.816(4)   06/01/2060         4,595,685
    82,500,000   NY Counties Tobacco Trust IV (TASC)(1)                     0.000(6)   06/01/2041        77,472,450
    52,535,000   NY Counties Tobacco Trust IV (TASC)(1)                     5.000      06/01/2042        42,871,712
    38,275,000   NY Counties Tobacco Trust IV (TASC)(1)                     5.000      06/01/2045        31,055,187
    82,500,000   NY Counties Tobacco Trust IV (TASC)(1)                     6.650(7)   06/01/2041         3,554,925
   344,970,000   NY Counties Tobacco Trust V                                6.151(4)   06/01/2038        32,872,191
   623,610,000   NY Counties Tobacco Trust V                                6.205(4)   06/01/2050        19,232,132


                          7 | Rochester Fund Municipals

Rochester Fund Municipals

STATEMENT OF INVESTMENTS September 30, 2009 / Unaudited

   Principal
    Amount                                                                 Coupon       Maturity         Value
   ---------                                                               ------      ----------   ---------------
New York Continued
$  643,195,000   NY Counties Tobacco Trust V                                6.850%(4)  06/01/2055   $     9,950,227
 3,845,000,000   NY Counties Tobacco Trust V                                7.846(4)   06/01/2060        29,029,750
    88,000,000   NY Liberty Devel. Corp. (Goldman Sachs
                 Headquarters)(5)                                           5.250      10/01/2035        90,667,808
     2,199,995   NY Liberty Devel. Corp. (National Sports
                 Museum)(3, 8, 9)                                           6.125      02/15/2019               220
    51,560,000   NY MTA, Series A(5)                                        5.000      11/15/2030        53,199,869
        20,000   NY MTA, Series A(1)                                        5.000      11/15/2032            20,531
        25,000   NY MTA, Series B(1)                                        5.000      01/01/2031            25,533
     1,625,000   NY Newark-Wayne Community Hospital(1)                      7.600      09/01/2015         1,625,325
    20,220,000   NY Seneca Nation Indians Capital
                 Improvements(1)                                            5.000      12/01/2023        16,984,800
        25,000   NY Triborough Bridge & Tunnel Authority(1)                 5.000      01/01/2032            25,575
    33,060,000   NY Triborough Bridge & Tunnel Authority,
                 Series A(5)                                                5.000      01/01/2027        34,015,404
    13,950,000   NY TSASC, Inc. (TFABs)(1)                                  5.000      06/01/2026        13,194,050
   251,510,000   NY TSASC, Inc. (TFABs)(1)                                  5.000      06/01/2034       218,449,011
   337,515,000   NY TSASC, Inc. (TFABs)(1)                                  5.125      06/01/2042       281,220,873
        15,000   NYC GO(1)                                                  5.000      06/01/2020            16,577
        25,000   NYC GO(1)                                                  5.000      03/01/2025            26,067
        20,000   NYC GO(1)                                                  5.000      03/15/2029            20,217
        15,000   NYC GO(1)                                                  5.000      03/15/2029            15,162
    20,000,000   NYC GO(5)                                                  5.000      04/01/2030        21,066,598
    46,000,000   NYC GO(5)                                                  5.000      06/01/2030        48,524,973
    10,920,000   NYC GO(5)                                                  5.000      08/01/2030        11,535,178
    27,400,000   NYC GO(5)                                                  5.000      06/01/2033        28,769,247
    12,455,000   NYC GO(5)                                                  5.000      12/01/2033        13,024,972
    30,150,000   NYC GO(5)                                                  5.000      11/01/2034        31,475,230
    12,765,000   NYC GO(5)                                                  5.000      03/01/2035        13,355,184
    19,405,000   NYC GO(5)                                                  5.000      04/01/2035        20,315,362
     5,400,000   NYC GO(5)                                                  5.000      08/01/2035         5,666,595
        60,000   NYC GO(1)                                                  5.100      11/01/2019            62,915
    20,000,000   NYC GO(5)                                                  5.250      03/01/2021        23,108,700
         5,000   NYC GO(1)                                                  5.250      08/01/2021             5,008
    25,530,000   NYC GO(5)                                                  5.250      06/01/2027        26,473,983
         5,000   NYC GO(1)                                                  5.375      12/01/2026             5,170
         5,000   NYC GO(1)                                                  5.375      03/01/2027             5,715
    37,945,000   NYC GO(5)                                                  5.375      06/01/2032        39,338,190
        50,000   NYC GO(1)                                                  5.500      08/01/2022            50,083
         5,000   NYC GO(1)                                                  5.500      12/01/2031             5,171
         5,000   NYC GO(1)                                                  5.950      08/01/2014             5,046
        40,000   NYC GO(1)                                                  6.154(4)   10/01/2012            38,108
        20,000   NYC GO(1)                                                  7.000      02/01/2010            20,414
        15,000   NYC GO(1)                                                  7.250      08/15/2024            15,071
         5,000   NYC GO(1)                                                  7.750      08/15/2028             5,089


                          8 | Rochester Fund Municipals

Rochester Fund Municipals

STATEMENT OF INVESTMENTS September 30, 2009 / Unaudited

   Principal
    Amount                                                                 Coupon       Maturity         Value
   ---------                                                               ------      ----------   ---------------
New York Continued
$      837,000   NYC GO RIBS                                               10.630%(10) 08/12/2010   $       866,554
       837,000   NYC GO RIBS                                               10.630(10)  09/01/2011           866,554
     4,055,000   NYC HDC (Barclay Avenue)(1)                                6.600      04/01/2033         4,056,663
        42,392   NYC HDC (Beekman)(3)                                       6.500      10/15/2017            42,485
       285,342   NYC HDC (Bridgeview III)(3)                                6.500      12/15/2017           286,675
       826,422   NYC HDC (Cadman Towers)(3)                                 6.500      11/15/2018           830,281
        53,227   NYC HDC (Essex Terrace)(3)                                 6.500      07/15/2018            53,410
       306,353   NYC HDC (Forest Park Crescent)(3)                          6.500      12/15/2017           307,122
     5,000,000   NYC HDC (Multifamily Hsg.)(1)                              4.700      11/01/2040         4,536,600
     3,500,000   NYC HDC (Multifamily Hsg.)(5)                              5.000      11/01/2037         3,432,675
        60,000   NYC HDC (Multifamily Hsg.)(1)                              5.050      11/01/2023            60,611
     4,685,000   NYC HDC (Multifamily Hsg.)(5)                              5.050      11/01/2039         4,599,606
     2,435,000   NYC HDC (Multifamily Hsg.)(5)                              5.100      11/01/2027         2,463,852
     3,000,000   NYC HDC (Multifamily Hsg.)(5)                              5.125      11/01/2032         3,001,050
     5,100,000   NYC HDC (Multifamily Hsg.)(1)                              5.150      11/01/2037         5,122,032
     8,035,000   NYC HDC (Multifamily Hsg.)(1)                              5.200      11/01/2040         8,022,305
    14,110,000   NYC HDC (Multifamily Hsg.)(5)                              5.250      11/01/2030        14,526,185
     7,205,000   NYC HDC (Multifamily Hsg.)(1)                              5.250      11/01/2045         7,181,512
     5,140,000   NYC HDC (Multifamily Hsg.)(1)                              5.350      11/01/2037         5,196,900
        15,000   NYC HDC (Multifamily Hsg.)(1)                              5.400      11/01/2033            15,081
     3,735,000   NYC HDC (Multifamily Hsg.)(1)                              5.450      11/01/2040         3,793,341
     4,785,000   NYC HDC (Multifamily Hsg.)(1)                              5.500      11/01/2028         4,930,943
     3,090,000   NYC HDC (Multifamily Hsg.)(5)                              5.500      11/01/2034         3,216,837
     2,840,000   NYC HDC (Multifamily Hsg.)(5)                              5.550      11/01/2039         2,951,101
    10,910,000   NYC HDC (Multifamily Hsg.)(5)                              5.700      11/01/2046        11,387,095
    10,470,000   NYC HDC (Multifamily Hsg.), Series A(5)                    5.600      11/01/2042        10,632,809
    31,850,000   NYC HDC (Multifamily Hsg.), Series B(5)                    5.350      05/01/2049        31,538,410
    11,250,000   NYC HDC (Multifamily Hsg.), Series C(5)                    5.050      11/01/2036        11,093,831
     8,365,000   NYC HDC (Multifamily Hsg.), Series C(5)                    5.125      05/01/2040         8,256,525
       385,000   NYC HDC (Multifamily Hsg.), Series C(1)                    5.700      05/01/2031           387,553
     1,000,000   NYC HDC (Multifamily Hsg.), Series E(1)                    5.200      11/01/2033         1,002,130
     2,155,000   NYC HDC (Multifamily Hsg.), Series F(1)                    5.200      11/01/2032         2,160,366
    13,180,000   NYC HDC (Multifamily Hsg.), Series G-1(5)                  4.875      11/01/2039        12,997,039
     1,345,000   NYC HDC (Multifamily Hsg.), Series H-2(1)                  5.200      11/01/2038         1,344,933
     3,400,000   NYC HDC (Multifamily Hsg.), Series H-2(1)                  5.250      05/01/2046         3,386,672
    15,510,000   NYC HDC (Multifamily Hsg.), Series I-2(5)                  5.200      11/01/2038        15,294,695
       237,244   NYC HDC (St. Martin Tower)(3)                              6.500      11/15/2018           238,352
     2,750,000   NYC HDC, Series C(5)                                       5.000      11/01/2026         2,759,513
     1,070,000   NYC IDA (A Very Special Place)(1)                          5.750      01/01/2029           877,775
     3,480,000   NYC IDA (Acme Architectural Products)(1)                   6.375      11/01/2019         2,982,325
    42,995,000   NYC IDA (AIRIS JFK I/JFK International
                 Airport)(1)                                                5.500      07/01/2028        31,968,932
    21,915,000   NYC IDA (AIRIS JFK I/JFK International
                 Airport)(1)                                                6.000      07/01/2027        17,689,788


                          9 | Rochester Fund Municipals

Rochester Fund Municipals

STATEMENT OF INVESTMENTS September 30, 2009 / Unaudited

   Principal
    Amount                                                                 Coupon       Maturity         Value
   ---------                                                               ------      ----------   ---------------
New York Continued
$      225,000   NYC IDA (Allied Metal)(1)                                  6.375%     12/01/2014   $       219,623
       940,000   NYC IDA (Allied Metal)(1)                                  7.125      12/01/2027           889,202
     2,955,000   NYC IDA (Amboy Properties)(1)                              6.750      06/01/2020         2,340,183
     2,905,000   NYC IDA (American Airlines)                                5.400      07/01/2019         2,236,560
    32,580,000   NYC IDA (American Airlines)                                5.400      07/01/2020        24,602,135
    41,550,000   NYC IDA (American Airlines)                                6.900      08/01/2024        34,545,086
    14,550,000   NYC IDA (American Airlines)(1)                             7.125      08/01/2011        14,460,809
       540,000   NYC IDA (American Airlines)(1)                             7.500      08/01/2016           549,709
    18,200,000   NYC IDA (American Airlines)(1)                             7.625      08/01/2025        18,506,488
    69,350,000   NYC IDA (American Airlines)(1)                             7.750      08/01/2031        71,074,041
    44,860,000   NYC IDA (American Airlines)(1)                             8.000      08/01/2028        46,892,607
   338,060,000   NYC IDA (American Airlines)(1)                             8.500      08/01/2028       347,106,486
     3,530,000   NYC IDA (American National Red Cross)(1)                   5.000      02/01/2036         3,203,793
     4,355,000   NYC IDA (Atlantic Paste & Glue Company)(1)                 6.625      11/01/2019         3,807,446
     1,160,000   NYC IDA (Atlantic Veal & Lamb)(1)                          8.375      12/01/2016         1,161,032
       295,000   NYC IDA (Baco Enterprises)(1)                              7.500      11/01/2011           297,328
     1,685,000   NYC IDA (Baco Enterprises)(1)                              8.500      11/01/2021         1,703,602
     1,415,000   NYC IDA (Bark Frameworks)(1)                               6.750      11/01/2019         1,337,755
     9,985,000   NYC IDA (Berkeley Carroll School)(1)                       6.100      11/01/2028         8,907,019
     5,500,000   NYC IDA (Beth Abraham Health Services)(1)                  6.500      02/15/2022         4,924,645
     1,035,000   NYC IDA (Beth Abraham Health Services)(1)                  6.500      11/15/2027           944,334
     4,220,000   NYC IDA (Beth Abraham Health Services)(1)                  6.500      11/15/2034         3,770,317
    52,750,000   NYC IDA (British Airways)(1)                               5.250      12/01/2032        37,945,185
    34,425,000   NYC IDA (British Airways)(1)                               7.625      12/01/2032        33,384,677
    97,120,000   NYC IDA (Brooklyn Navy Yard Cogeneration
                 Partners)(1)                                               5.650      10/01/2028        76,522,790
   153,620,000   NYC IDA (Brooklyn Navy Yard Cogeneration
                 Partners)(1)                                               5.750      10/01/2036       117,523,909
    22,255,000   NYC IDA (Brooklyn Navy Yard Cogeneration
                 Partners)(1)                                               6.200      10/01/2022        19,592,634
     4,145,000   NYC IDA (Calhoun School)(1)                                6.625      12/01/2034         3,815,597
    16,205,000   NYC IDA (Calhoun School)(1)                                6.625      12/01/2034        14,917,189
     2,895,000   NYC IDA (Center for Elimination of Family
                 Violence)(1)                                               7.375      11/01/2036         2,859,710
    15,540,000   NYC IDA (Center for Nursing/Rehabilitation)(1)             5.375      08/01/2027        12,748,705
     3,400,000   NYC IDA (Center for Nursing/Rehabilitation)(1)             5.375      08/01/2027         2,789,292
    29,135,000   NYC IDA (Chapin School)(1)                                 5.000      11/01/2038        21,915,930
       865,000   NYC IDA (Community Hospital of Brooklyn)(1)                6.875      11/01/2010           865,761
     1,490,000   NYC IDA (Comprehensive Care Management)(1)                 6.000      05/01/2026         1,322,956
     3,145,000   NYC IDA (Comprehensive Care Management)(1)                 6.125      11/01/2035         2,655,103
     3,975,000   NYC IDA (Comprehensive Care Management)(1)                 6.375      11/01/2028         3,314,912
     1,575,000   NYC IDA (Comprehensive Care Management)(1)                 6.375      11/01/2028         1,397,592
     1,520,000   NYC IDA (Comprehensive Care Management)(1)                 7.875      12/01/2016         1,522,006
       620,000   NYC IDA (Comprehensive Care Management)(1)                 8.000      12/01/2011           620,670


                         10 | Rochester Fund Municipals

Rochester Fund Municipals

STATEMENT OF INVESTMENTS September 30, 2009 / Unaudited

   Principal
    Amount                                                                 Coupon       Maturity         Value
   ---------                                                               ------      ----------   ---------------
New York Continued
$    5,305,000   NYC IDA (Continental Airlines)                             8.000%     11/01/2012   $     4,538,374
     4,685,000   NYC IDA (Continental Airlines)                             8.375      11/01/2016         3,495,947
     1,610,000   NYC IDA (Cool Wind Ventilation)(1)                         5.450      11/01/2017         1,379,690
     1,445,000   NYC IDA (Cool Wind Ventilation)(1)                         5.450      11/01/2017         1,238,293
     5,685,000   NYC IDA (Cool Wind Ventilation)(1)                         6.075      11/01/2027         4,434,869
       475,000   NYC IDA (Eger Harbor House)(1)                             5.875      05/20/2044           513,352
     5,500,000   NYC IDA (Family Support Systems)(1)                        7.500      11/01/2034         5,506,435
     7,315,000   NYC IDA (Friends Seminary School)(1)                       7.125      09/15/2031         7,113,325
    13,780,000   NYC IDA (Gateway School of New York)(1)                    5.550      06/01/2039        11,274,796
    14,935,000   NYC IDA (General Motors Corp.)(3)                          5.125      12/30/2023        14,971,889
     1,900,000   NYC IDA (Global Country World Peace)(1)                    7.250      11/01/2025         1,503,090
     1,800,000   NYC IDA (Global Country World Peace)(1)                    7.250      11/01/2025         1,423,980
     2,175,000   NYC IDA (Good Shepherd Services)(1)                        5.875      06/01/2014         2,060,508
     3,870,000   NYC IDA (Gourmet Boutique)(1)                              5.750      05/01/2021         3,067,362
     7,290,000   NYC IDA (Guttmacher Institute)(1)                          5.750      12/01/2036         5,828,865
     2,195,000   NYC IDA (Herbert G. Birch Childhood Project)(1)            8.375      02/01/2022         2,203,626
       800,000   NYC IDA (Independent Living Assoc.)(1)                     6.200      07/01/2020           756,128
     7,890,000   NYC IDA (JetBlue Airways Corp.)(1)                         5.000      05/15/2020         6,610,321
    11,870,000   NYC IDA (JetBlue Airways Corp.)(1)                         5.125      05/15/2030         8,823,446
     9,000,000   NYC IDA (JFK International Airport)(1)                     8.000      08/01/2012         9,127,620
     1,525,000   NYC IDA (Julia Gray)(1)                                    7.500      11/01/2020         1,356,854
       640,000   NYC IDA (Just Bagels Manufacturing)(1)                     8.500      11/01/2016           658,387
       945,000   NYC IDA (Just Bagels Manufacturing)(1)                     8.750      11/01/2026           957,436
       345,000   NYC IDA (L&M Optical Disc)(1)                              7.125      11/01/2010           340,315
    22,575,000   NYC IDA (Liberty-7 World Trade Center)(1)                  6.250      03/01/2015        22,643,628
    17,190,000   NYC IDA (Liberty-7 World Trade Center)(3)                  6.500      03/01/2035        16,589,038
    12,000,000   NYC IDA (Liberty-7 World Trade Center)(1)                  6.750      03/01/2015        12,169,560
    45,500,000   NYC IDA (Liberty-IAC/Interactive Corp.)(1)                 5.000      09/01/2035        31,639,790
     2,830,000   NYC IDA (Little Red Schoolhouse)(1)                        6.750      11/01/2018         2,814,633
       105,000   NYC IDA (Lucky Polyethylene Manufacturing
                 Company)(1)                                                7.000      11/01/2009           104,752
     2,995,000   NYC IDA (Lucky Polyethylene Manufacturing
                 Company)(1)                                                7.800      11/01/2024         2,395,940
     2,035,000   NYC IDA (Lycee Francais De New York)(1)                    5.375      06/01/2023         1,999,123
    23,000,000   NYC IDA (Magen David Yeshivah)(1)                          5.700      06/15/2027        20,094,410
     3,745,000   NYC IDA (Manhattan Community Access Corp.)(1)              6.000      12/01/2036         3,102,845
     1,895,000   NYC IDA (Margaret Tietz Nursing &
                 Rehabilitation Center)(1)                                  6.375      11/01/2038         1,627,009
     9,175,000   NYC IDA (Margaret Tietz Nursing &
                 Rehabilitation Center)(1)                                  6.375      11/01/2038         7,877,472
       680,000   NYC IDA (Marymount School of New York)(1)                  5.125      09/01/2021           697,796
     4,010,000   NYC IDA (Marymount School of New York)(1)                  5.250      09/01/2031         4,019,664
    18,190,000   NYC IDA (MediSys Health Network)(1)                        6.250      03/15/2024        15,630,485
       635,000   NYC IDA (Mesorah Publications)(1)                          6.450      02/01/2011           630,517


                         11 | Rochester Fund Municipals

Rochester Fund Municipals

STATEMENT OF INVESTMENTS September 30, 2009 / Unaudited

   Principal
    Amount                                                                 Coupon       Maturity         Value
   ---------                                                               ------      ----------   ---------------
New York Continued
$    4,790,000   NYC IDA (Mesorah Publications)(1)                          6.950%     02/01/2021   $     4,567,648
     8,405,000   NYC IDA (Metro Biofuels)(1)                                6.000      11/01/2028         6,717,276
     2,800,000   NYC IDA (Metropolitan College of New York)(1)              5.750      03/01/2020         2,596,664
     2,145,000   NYC IDA (Morrisons Pastry)(1)                              6.500      11/01/2019         2,012,053
        25,000   NYC IDA (NYU)(1)                                           5.000      07/01/2041            25,358
    40,000,000   NYC IDA (NYU)(5)                                           5.250      07/01/2048        42,872,624
     3,520,000   NYC IDA (Petrocelli Electric)(1)                           8.000      11/01/2017         3,373,885
       940,000   NYC IDA (Petrocelli Electric)(1)                           8.000      11/01/2018           866,360
    10,065,000   NYC IDA (Polytechnic University)(1)                        5.250      11/01/2027         9,711,417
     2,240,000   NYC IDA (Precision Gear)(1)                                6.375      11/01/2024         2,028,522
     1,910,000   NYC IDA (Precision Gear)(1)                                6.375      11/01/2024         1,729,677
       930,000   NYC IDA (Precision Gear)(1)                                7.625      11/01/2024           932,046
     4,100,000   NYC IDA (PSCH)(1)                                          6.375      07/01/2033         3,599,554
     6,000,000   NYC IDA (Queens Baseball Stadium)(1)                       5.000      01/01/2031         6,024,900
     5,500,000   NYC IDA (Queens Baseball Stadium)(1)                       5.000      01/01/2039         5,367,450
    33,410,000   NYC IDA (Queens Baseball Stadium)(1)                       5.000      01/01/2046        32,216,595
     6,800,000   NYC IDA (Reece School)(1)                                  7.500      12/01/2037         6,161,412
     1,895,000   NYC IDA (Riverdale Terrace Hsg. Devel. Fund)(1)            6.250      11/01/2014         1,769,475
     8,595,000   NYC IDA (Riverdale Terrace Hsg. Devel. Fund)(1)            6.750      11/01/2028         7,266,213
     1,000,000   NYC IDA (Roundabout Theatre)(1)                            5.000      10/01/2023           824,870
       280,000   NYC IDA (Sahadi Fine Foods)(1)                             6.250      11/01/2009           279,950
     4,085,000   NYC IDA (Sahadi Fine Foods)(1)                             6.750      11/01/2019         3,855,586
       875,000   NYC IDA (Services for the Underserved/Young
                 Adult Institute Obligated Group)(1)                        5.000      07/01/2026           690,725
     4,380,000   NYC IDA (Showman Fabricators)(1)                           7.500      11/01/2028         3,439,264
     3,190,000   NYC IDA (South Bronx Overall Economic
                 Devel.)(1)                                                 8.625      12/01/2025         2,691,945
     1,625,000   NYC IDA (Special Needs Facilities Pooled
                 Program)(1)                                                4.750      07/01/2020         1,359,361
       995,000   NYC IDA (Special Needs Facilities Pooled
                 Program)(1)                                                5.250      07/01/2022           843,601
     2,620,000   NYC IDA (Special Needs Facilities Pooled
                 Program)(1)                                                6.650      07/01/2023         2,622,646
     3,950,000   NYC IDA (Special Needs Facilities Pooled
                 Program)(1)                                                7.875      08/01/2025         3,960,665
     5,760,000   NYC IDA (Stallion)(1)                                      5.500      11/01/2036         3,957,754
       955,000   NYC IDA (Stallion)(1)                                      6.000      11/01/2027           759,521
     4,360,000   NYC IDA (Staten Island University Hospital)(1)             6.375      07/01/2031         4,065,090
        10,000   NYC IDA (Staten Island University Hospital)(1)             6.375      07/01/2031             9,324
     1,440,000   NYC IDA (Staten Island University Hospital)(1)             6.450      07/01/2032         1,341,806
       455,000   NYC IDA (Streamline Plastics)(1)                           7.750      12/01/2015           455,036
     1,275,000   NYC IDA (Streamline Plastics)(1)                           8.125      12/01/2025         1,267,210
     6,808,500   NYC IDA (Studio School)(1)                                 7.000      11/01/2038         5,508,417
       605,000   NYC IDA (Surprise Plastics)(1)                             7.500      11/01/2013           526,217
     2,480,000   NYC IDA (Surprise Plastics)(1)                             8.500      11/01/2023         1,887,776
     7,245,000   NYC IDA (Terminal One Group Assoc.)(1)                     5.500      01/01/2020         7,480,028
     7,750,000   NYC IDA (Terminal One Group Assoc.)(1)                     5.500      01/01/2021         7,967,775
    11,390,000   NYC IDA (Terminal One Group Assoc.)(1)                     5.500      01/01/2024        11,563,356


                         12 | Rochester Fund Municipals

Rochester Fund Municipals

STATEMENT OF INVESTMENTS September 30, 2009 / Unaudited

   Principal
    Amount                                                                 Coupon       Maturity         Value
   ---------                                                               ------      ----------   ---------------
New York Continued
$      380,000   NYC IDA (The Bank Street College)(1)                       5.250%     12/01/2021   $       384,792
     1,000,000   NYC IDA (The Bank Street College)(1)                       5.250      12/01/2030           974,980
     8,800,000   NYC IDA (The Child School)(1)                              7.550      06/01/2033         8,827,896
       145,000   NYC IDA (Therapy & Learning Center)(1)                     7.500      10/01/2011           148,964
     3,735,000   NYC IDA (Therapy & Learning Center)(1)                     8.250      10/01/2031         3,785,572
     8,955,000   NYC IDA (Tides Two Rivers Foundation)(1)                   5.650      12/01/2039         6,911,290
     4,020,000   NYC IDA (Ulano)(1)                                         6.900      11/01/2019         3,275,094
    32,040,000   NYC IDA (Unicef)(1)                                        5.300      11/01/2038        24,300,418
     9,830,000   NYC IDA (Urban Health Plan)(1)                             7.050      09/15/2026         9,378,213
     3,640,000   NYC IDA (Urban Resource Institute)(1)                      7.375      11/01/2033         3,476,491
     1,250,000   NYC IDA (Utleys)(1)                                        7.375      11/01/2023         1,234,400
     3,800,000   NYC IDA (Vaughn College Aeronautics)(1)                    5.000      12/01/2021         3,284,948
     1,330,000   NYC IDA (Vaughn College Aeronautics)(1)                    5.000      12/01/2028         1,033,955
     3,235,000   NYC IDA (Vaughn College Aeronautics)(1)                    5.000      12/01/2028         2,514,921
       900,000   NYC IDA (Vaughn College Aeronautics)(1)                    5.000      12/01/2031           676,593
     1,800,000   NYC IDA (Vaughn College Aeronautics)(1)                    5.250      12/01/2036         1,352,826
    15,200,000   NYC IDA (Visy Paper)(1)                                    7.800      01/01/2016        14,637,904
    70,500,000   NYC IDA (Visy Paper)(1)                                    7.950      01/01/2028        67,366,980
     1,930,000   NYC IDA (Vocational Instruction)(2)                        7.750      02/01/2033         1,179,307
       195,000   NYC IDA (W & W Jewelers)(1)                                7.250      02/01/2011           196,119
     1,555,000   NYC IDA (W & W Jewelers)(1)                                8.250      02/01/2021         1,581,559
     2,900,000   NYC IDA (Weizmann Institute)(1)                            5.900      11/01/2034         2,668,145
     5,930,000   NYC IDA (Weizmann Institute)(1)                            5.900      11/01/2034         5,524,744
     2,795,000   NYC IDA (Westchester Square Medical Center)                8.000      11/01/2010         2,696,113
     6,160,000   NYC IDA (Westchester Square Medical Center)                8.375      11/01/2015         5,437,494
     1,565,000   NYC IDA (World Casing Corp.)(1)                            6.700      11/01/2019         1,488,534
    61,605,000   NYC IDA (Yankee Stadium)(1)                                5.000      03/01/2046        59,393,997
    16,500,000   NYC IDA (Yankee Stadium)(1)                                7.000      03/01/2049        20,383,275
    24,270,000   NYC IDA (Yeled Yalda Early Childhood)(1)                   5.725      11/01/2037        19,063,600
    57,700,000   NYC Municipal Water Finance Authority(5)                   5.000      06/15/2026        59,110,477
        50,000   NYC Municipal Water Finance Authority(1)                   5.000      06/15/2029            51,056
    27,500,000   NYC Municipal Water Finance Authority(5)                   5.000      06/15/2031        29,090,875
    11,720,000   NYC Municipal Water Finance Authority(5)                   5.000      06/15/2032        11,926,683
    31,400,000   NYC Municipal Water Finance Authority(5)                   5.000      06/15/2034        31,922,244
    47,440,000   NYC Municipal Water Finance Authority(5)                   5.000      06/15/2034        49,090,453
    40,100,000   NYC Municipal Water Finance Authority(5)                   5.000      06/15/2037        42,189,010
    22,000,000   NYC Municipal Water Finance Authority(5)                   5.000      06/15/2038        23,134,874
    18,000,000   NYC Municipal Water Finance Authority(5)                   5.000      06/15/2038        18,595,276
    18,000,000   NYC Municipal Water Finance Authority(5)                   5.000      06/15/2039        18,881,460
    31,500,000   NYC Municipal Water Finance Authority(5)                   5.000      06/15/2039        32,796,698
    19,740,000   NYC Municipal Water Finance Authority(5)                   5.000      06/15/2039        20,552,597
    29,000,000   NYC Municipal Water Finance Authority(5)                   5.000      06/15/2039        30,495,970
    44,840,000   NYC Municipal Water Finance Authority(5)                   5.125      06/15/2032        45,729,376


                         13 | Rochester Fund Municipals

Rochester Fund Municipals

STATEMENT OF INVESTMENTS September 30, 2009 / Unaudited

   Principal
    Amount                                                                 Coupon       Maturity         Value
   ---------                                                               ------      ----------   ---------------
New York Continued
$       30,000   NYC Municipal Water Finance Authority(1)                   5.125%     06/15/2032   $        30,545
        30,000   NYC Municipal Water Finance Authority(1)                   5.125      06/15/2033            30,866
        25,000   NYC Municipal Water Finance Authority(1)                   5.125      06/15/2033            25,722
       145,000   NYC Trust for Cultural Resources (Museum of
                 American Folk Art)(1)                                      6.125      07/01/2030           122,956
    14,360,000   NYS DA (Buena Vida Nursing Home)(5)                        5.250      07/01/2028        14,481,775
     2,250,000   NYS DA (CHSLI/GSHMC/MMC/SCHRC Obligated
                 Group)(1)                                                  5.000      07/01/2027         2,125,778
     1,250,000   NYS DA (D'Youville College)(1)                             5.250      07/01/2025         1,258,350
        15,000   NYS DA (Dept. of Mental Hygiene)(1)                        5.250      08/15/2031            15,329
        20,000   NYS DA (Ellis Hospital)(1)                                 5.600      08/01/2025            20,027
     3,255,000   NYS DA (L.I. University)(1)                                5.125      09/01/2023         3,268,118
     1,335,000   NYS DA (L.I. University)(1)                                5.250      09/01/2028         1,335,908
     1,710,000   NYS DA (Lenox Hill Hospital Obligated Group)(1)            5.375      07/01/2020         1,562,632
       405,000   NYS DA (Lenox Hill Hospital Obligated Group)(1)            5.500      07/01/2030           343,278
    16,800,000   NYS DA (Maimonides Medical Center)(1)                      5.750      08/01/2029        18,195,240
     3,865,000   NYS DA (Manhattan College)(1)                              5.000      07/01/2041         3,581,502
     3,260,000   NYS DA (Manhattan College)(1)                              5.300      07/01/2037         3,199,299
    18,230,000   NYS DA (Memorial Sloan-Kettering)(5)                       5.000      07/01/2035        19,012,757
     4,125,000   NYS DA (Miriam Osborn Memorial Home Assoc.)(1)             6.375      07/01/2029         4,148,719
     6,860,000   NYS DA (Miriam Osborn Memorial Home Assoc.)(1)             6.875      07/01/2025         7,016,339
     2,265,000   NYS DA (New York Methodist Hospital)(1)                    5.250      07/01/2033         1,953,857
     9,925,000   NYS DA (North Shore University Hospital/L.I.
                 Jewish Medical Center)(3)                                  1.054(7)   05/01/2018         8,578,178
    11,000,000   NYS DA (North Shore University Hospital/L.I.
                 Jewish Medical Center)(1)                                  5.000      05/01/2037        11,082,390
     2,000,000   NYS DA (Norwegian Christian Home & Health
                 Center)(1)                                                 6.100      08/01/2041         2,158,760
    11,000,000   NYS DA (NSLIJHS/LIMC/NSUHGC Obligated Group)(1)            5.000      11/01/2034        10,906,280
    11,100,000   NYS DA (NYU Hospitals Center)(1)                           5.000      07/01/2026        10,696,515
    20,580,000   NYS DA (NYU Hospitals Center)(1)                           5.000      07/01/2026        19,898,390
    40,320,000   NYS DA (NYU Hospitals Center)(1)                           5.000      07/01/2036        37,086,739
     4,400,000   NYS DA (NYU Hospitals Center)(1)                           5.250      07/01/2024         4,416,324
     2,000,000   NYS DA (NYU Hospitals Center)(1)                           5.625      07/01/2037         2,007,900
     7,275,000   NYS DA (Orange Regional Medical Center)(1)                 6.125      12/01/2029         6,891,899
    17,980,000   NYS DA (Orange Regional Medical Center)(1)                 6.250      12/01/2037        16,472,557
     2,925,000   NYS DA (Ozanam Hall of Queens Nursing Home)(1)             5.000      11/01/2026         3,000,290
     6,035,000   NYS DA (Providence Rest)(1)                                5.000      07/01/2035         3,967,107
     2,700,000   NYS DA (Providence Rest)(1)                                5.125      07/01/2030         1,921,995
     3,100,000   NYS DA (Providence Rest)(1)                                5.250      07/01/2025         2,413,040
     6,260,000   NYS DA (Rochester General Hospital)(1)                     5.000      12/01/2025         6,063,874
    17,660,000   NYS DA (Rochester General Hospital)(1)                     5.000      12/01/2035        15,965,876


                         14 | Rochester Fund Municipals

Rochester Fund Municipals

STATEMENT OF INVESTMENTS September 30, 2009 / Unaudited

   Principal
    Amount                                                                 Coupon       Maturity         Value
   ---------                                                               ------      ----------   ---------------
New York Continued
$    1,750,000   NYS DA (School District Bond Financing
                 Program), Series C(1)                                      7.250%     10/01/2028   $     2,186,975
     2,645,000   NYS DA (School District Bond Financing
                 Program), Series C(1)                                      7.375      10/01/2033         3,298,897
     1,525,000   NYS DA (School District Bond Financing
                 Program), Series C(1)                                      7.500      04/01/2039         1,901,889
        50,000   NYS DA (School Districts Financing Program),
                 Series B(1)                                                6.000      10/01/2022            54,562
        25,000   NYS DA (School Districts Financing Program),
                 Series B(1)                                                6.000      10/01/2029            27,086
    20,560,000   NYS DA (SCSMC/SV/CHSLI Obligated Group)(1)                 6.000      07/01/2030        20,696,724
     1,075,000   NYS DA (SFH/GSHMC/MMC/SCHRC Obligated Group)(1)            5.100      07/01/2034           972,757
     5,770,000   NYS DA (Smithtown Special Library District)(1)             6.000      07/01/2028         6,537,295
     1,055,000   NYS DA (St. Catherine of Siena Medical
                 Center)(1)                                                 6.000      07/01/2030         1,062,016
     1,505,000   NYS DA (St. Thomas Aquinas College)(1)                     5.250      07/01/2028         1,505,316
     5,240,000   NYS DA (The Bronx-Lebanon Hospital Center)(1)              6.250      02/15/2035         5,745,660
    11,695,000   NYS DA (Vassar College)(5)                                 5.000      07/01/2046        12,339,225
     2,365,000   NYS EFC (NYS Water Services)(1)                            6.000      01/15/2031         2,432,142
        50,000   NYS EFC (United Waterworks)(1)                             5.150      03/01/2034            48,511
        25,000   NYS ERDA (Brooklyn Union Gas Company)(1)                   4.700      02/01/2024            25,107
        15,000   NYS ERDA (Brooklyn Union Gas Company)(1)                   5.500      01/01/2021            15,015
     7,000,000   NYS ERDA (Brooklyn Union Gas Company) RIBS                10.766(10)  04/01/2020         7,148,260
    16,300,000   NYS ERDA (Brooklyn Union Gas Company) RIBS                11.579(10)  07/01/2026        16,356,235
       350,000   NYS ERDA (LILCO)(1)                                        5.300      10/01/2024           352,454
       100,000   NYS ERDA (LILCO)(1)                                        5.300      08/01/2025           100,606
        75,000   NYS ERDA (LILCO)(1)                                        5.300      08/01/2025            75,455
        70,000   NYS ERDA (Rochester Gas and Electric)(1)                   5.375      05/15/2032            70,628
    14,500,000   NYS ERDA (Rochester Gas and Electric)(1)                   5.950      09/01/2033        14,517,110
     2,365,000   NYS HFA (Affordable Hsg.)(1)                               5.250      11/01/2038         2,377,251
    10,220,000   NYS HFA (Affordable Hsg.)(5)                               5.450      11/01/2045        10,366,323
     2,415,000   NYS HFA (Children's Rescue)(1)                             7.625      05/01/2018         2,416,449
     1,675,000   NYS HFA (Crotona Estates Apartments)(1)                    4.950      08/15/2038         1,619,943
       975,000   NYS HFA (Friendship)(1)                                    5.100      08/15/2041           961,331
     1,420,000   NYS HFA (Golden Age Apartments)(1)                         5.000      02/15/2037         1,388,831
     1,645,000   NYS HFA (Kensico Terrace Apartments)(1)                    4.900      02/15/2038         1,555,808
         5,000   NYS HFA (Meadow Manor)(1)                                  7.750      11/01/2019             5,090
     3,900,000   NYS HFA (Multifamily Hsg.)(1)                              4.850      02/15/2038         3,709,524
     6,580,000   NYS HFA (Multifamily Hsg.)(1)                              4.850      11/01/2040         6,195,728
     2,860,000   NYS HFA (Multifamily Hsg.)(1)                              5.350      08/15/2031         2,872,212
     2,080,000   NYS HFA (Multifamily Hsg.)(1)                              5.375      02/15/2035         2,090,670
     3,290,000   NYS HFA (Multifamily Hsg.)(1)                              5.450      08/15/2032         3,328,131
     2,075,000   NYS HFA (Multifamily Hsg.)(1)                              5.500      08/15/2030         2,075,685
     3,200,000   NYS HFA (Multifamily Hsg.)(1)                              5.650      08/15/2030         3,233,312


                         15 | Rochester Fund Municipals

Rochester Fund Municipals

STATEMENT OF INVESTMENTS September 30, 2009 / Unaudited

   Principal
    Amount                                                                 Coupon       Maturity         Value
   ---------                                                               ------      ----------   ---------------
New York Continued
$    1,075,000   NYS HFA (Multifamily Hsg.)(1)                              5.650%     08/15/2030   $     1,086,191
     1,000,000   NYS HFA (Multifamily Hsg.)(1)                              5.650      08/15/2031         1,010,380
     1,710,000   NYS HFA (Multifamily Hsg.)(1)                              5.650      02/15/2034         1,722,004
     2,120,000   NYS HFA (Multifamily Hsg.)(1)                              5.700      08/15/2033         2,142,705
       680,000   NYS HFA (Multifamily Hsg.)(1)                              6.250      02/15/2031           688,099
     1,255,000   NYS HFA (Multifamily Hsg.)(1)                              6.400      11/15/2027         1,256,355
     3,940,000   NYS HFA (Multifamily Hsg.)(1)                              6.750      11/15/2036         4,287,705
       310,000   NYS HFA (Nonprofit Hsg.)(1)                                8.400      11/01/2009           311,637
       340,000   NYS HFA (Nonprofit Hsg.)(1)                                8.400      11/01/2010           341,669
       365,000   NYS HFA (Nonprofit Hsg.)(1)                                8.400      11/01/2011           366,664
       395,000   NYS HFA (Nonprofit Hsg.)(1)                                8.400      11/01/2012           396,679
       425,000   NYS HFA (Nonprofit Hsg.)(1)                                8.400      11/01/2013           426,704
       510,000   NYS HFA (Nonprofit Hsg.)(1)                                8.400      11/01/2014           511,989
       540,000   NYS HFA (Nonprofit Hsg.)(1)                                8.400      11/01/2015           542,030
       580,000   NYS HFA (Nonprofit Hsg.)(1)                                8.400      11/01/2016           582,053
       640,000   NYS HFA (Nonprofit Hsg.)(3)                                8.400      11/01/2017           642,234
       685,000   NYS HFA (Nonprofit Hsg.)(1)                                8.400      11/01/2018           687,343
        70,000   NYS HFA (Service Contract)(1)                              5.375      03/15/2023            70,099
        35,000   NYS HFA (Service Contract)(1)                              6.500      03/15/2025            35,152
    40,000,000   NYS IDA (Bronx Parking Devel. Company)                     5.875      10/01/2046        29,344,000
       180,000   NYS LGSC (SCSB)(3)                                         7.250      12/15/2011           184,693
       810,000   NYS LGSC (SCSB)(3)                                         7.375      12/15/2016           811,126
       980,000   NYS LGSC (SCSB)(3)                                         7.750      12/15/2021         1,012,693
       240,000   NYS Medcare (Hospital & Nursing Home)(1)                   7.400      11/01/2016           241,150
       165,000   NYS Medcare (Hospital & Nursing Home)(1)                   9.375      11/01/2016           166,181
        25,000   NYS Medcare (M.G. Nursing Home)(1)                         6.200      02/15/2015            25,095
         5,000   NYS UDC (Correctional Facilities)(1)                       6.309(4)   01/01/2013             4,282
        25,000   NYS UDC (Subordinated Lien)(1)                             5.500      07/01/2016            25,090
       830,000   Oneida County, NY IDA (Civic Facilities-Mohawk
                 Valley)(1)                                                 5.000      09/15/2035           660,863
       450,000   Oneida County, NY IDA (Mohawk Valley
                 Handicapped Services)(1)                                   5.300      03/15/2019           401,144
       840,000   Oneida County, NY IDA (Mohawk Valley
                 Handicapped Services)(1)                                   5.350      03/15/2029           658,073
     3,980,000   Onondaga County, NY IDA (Air Cargo)(1)                     6.125      01/01/2032         3,174,766
     2,000,000   Onondaga County, NY IDA (Air Cargo)(1)                     7.250      01/01/2032         1,774,260
     1,150,000   Onondaga County, NY IDA (Community General
                 Hospital)(1)                                               5.500      11/01/2018         1,055,666
     5,965,000   Onondaga County, NY IDA (Community General
                 Hospital)(1)                                               6.625      01/01/2018         5,598,451
     1,185,000   Onondaga County, NY IDA (Free Library)(1)                  5.125      03/01/2030         1,208,901
     1,115,000   Onondaga County, NY IDA (Free Library)(1)                  5.125      03/01/2037         1,110,886
       500,000   Onondaga County, NY IDA Sewage Waste
                 Facilities (Anheuser-Busch Companies)(1)                   6.250      12/01/2034           500,785


                         16 | Rochester Fund Municipals

Rochester Fund Municipals

STATEMENT OF INVESTMENTS September 30, 2009 / Unaudited

   Principal
    Amount                                                                 Coupon       Maturity         Value
   ---------                                                               ------      ----------   ---------------
New York Continued
$   42,834,598   Onondaga County, NY Res Rec(1)                             0.000%(6)  05/01/2022   $    29,227,331
    41,580,000   Onondaga County, NY Res Rec(1)                             5.000      05/01/2015        37,130,940
     2,500,000   Orange County, NY IDA (Arden Hill Life Care
                 Center)(1)                                                 7.000      08/01/2021         2,387,650
     2,325,000   Orange County, NY IDA (Arden Hill Life Care
                 Center)(1)                                                 7.000      08/01/2031         2,113,030
     2,090,000   Orange County, NY IDA (Arden Hill Life Care
                 Center)(1)                                                 7.000      08/01/2031         1,899,455
     2,500,000   Orange County, NY IDA (Glen Arden)(1)                      5.625      01/01/2018         2,207,900
     5,590,000   Orange County, NY IDA (Glen Arden)(1)                      5.700      01/01/2028         4,442,373
       135,000   Orange County, NY IDA (Orange Mental
                 Retardation Properties)(1)                                 7.800      07/01/2011           135,582
     1,715,000   Orange County, NY IDA (St. Luke's Cornwall
                 Hospital Obligated Group)(1)                               5.375      12/01/2021         1,722,049
     6,330,000   Orange County, NY IDA (St. Luke's Cornwall
                 Hospital Obligated Group)(1)                               5.375      12/01/2026         6,173,649
     2,235,000   Orange County, NY IDA (St. Luke's Cornwall
                 Hospital Obligated Group)(1)                               5.375      12/01/2026         2,179,796
     7,315,000   Orange County, NY IDA (Tuxedo Place)(3, 8)                 7.000      08/01/2032         4,660,899
     2,500,000   Orange County, NY IDA (Tuxedo Place)(3, 8)                 7.000      08/01/2033         1,592,925
     6,870,000   Otsego County, NY IDA (Hartwick College)(1)                5.900      07/01/2022         6,233,082
     1,435,000   Otsego County, NY IDA (Hartwick College)(1)                6.000      07/01/2014         1,426,663
     1,520,000   Otsego County, NY IDA (Hartwick College)(1)                6.000      07/01/2015         1,498,826
     1,610,000   Otsego County, NY IDA (Hartwick College)(1)                6.000      07/01/2016         1,569,798
    12,010,000   Peekskill, NY IDA (Drum Hill)(1)                           6.375      10/01/2028         9,634,302
       960,000   Port Authority  NY/NJ (Continental Airlines)(1)            9.000      12/01/2010           961,622
    48,415,000   Port Authority  NY/NJ (Continental Airlines)(1)            9.125      12/01/2015        48,501,663
    16,355,000   Port Authority  NY/NJ (JFK International Air
                 Terminal)(1)                                               5.750      12/01/2022        16,189,978
    31,610,000   Port Authority  NY/NJ (JFK International Air
                 Terminal)(1)                                               5.750      12/01/2025        30,574,140
    17,625,000   Port Authority  NY/NJ (JFK International Air
                 Terminal)(1)                                               5.900      12/01/2017        17,641,744
     4,010,000   Port Authority  NY/NJ (KIAC)(1)                            6.750      10/01/2011         4,009,599
    50,225,000   Port Authority  NY/NJ (KIAC)(1)                            6.750      10/01/2019        41,686,248
        35,000   Port Authority  NY/NJ, 122nd Series(1)                     5.000      07/15/2026            35,162
       240,000   Port Authority  NY/NJ, 126th Series(1)                     5.125      11/15/2030           246,158
        50,000   Port Authority  NY/NJ, 127th Series(1)                     5.200      12/15/2027            51,468
    80,000,000   Port Authority  NY/NJ, 135th Series(5)                     5.000      03/15/2039        84,007,434
    23,025,000   Port Authority  NY/NJ, 136th Series(5)                     5.125      05/01/2034        23,805,595
    10,000,000   Port Authority  NY/NJ, 136th Series                        5.125      05/01/2034        10,338,800
    19,175,000   Port Authority  NY/NJ, 136th Series(5)                     5.375      11/01/2028        20,073,484
    22,855,000   Port Authority  NY/NJ, 136th Series(5)                     5.500      11/01/2029        24,114,357
    26,000,000   Port Authority  NY/NJ, 138th Series(5)                     4.750      12/01/2034        26,524,030
    47,910,000   Port Authority  NY/NJ, 143rd Series(5)                     5.000      10/01/2030        49,493,186


                         17 | Rochester Fund Municipals

Rochester Fund Municipals

STATEMENT OF INVESTMENTS September 30, 2009 / Unaudited

   Principal
    Amount                                                                 Coupon       Maturity         Value
   ---------                                                               ------      ----------   ---------------
New York Continued
$   27,535,000   Port Authority  NY/NJ, 143rd Series(5)                     5.000%     04/01/2036   $    28,256,837
    12,840,000   Port Authority  NY/NJ, 146th Series(5)                     4.500      12/01/2034        12,818,209
        10,000   Port Authority  NY/NJ, 146th Series(1)                     4.500      12/01/2034            10,000
    26,100,000   Port Authority  NY/NJ, 146th Series(5)                     4.750      12/01/2027        26,380,001
        10,000   Port Authority  NY/NJ, 146th Series(1)                     4.750      12/01/2027            10,108
    13,005,000   Port Authority  NY/NJ, 147th Series(5)                     4.750      10/15/2028        13,111,362
    17,790,000   Port Authority  NY/NJ, 147th Series(5)                     5.000      10/15/2027        18,409,952
    20,000,000   Port Authority  NY/NJ, 147th Series(5)                     5.000      10/15/2032        20,619,245
    82,000,000   Port Authority  NY/NJ, 151st Series(5)                     5.750      03/15/2035        90,113,419
    15,000,000   Port Authority  NY/NJ, 151st Series(5)                     6.000      09/15/2028        16,668,375
   101,940,000   Port Authority  NY/NJ, 152nd Series(5)                     5.250      11/01/2035       107,257,190
    13,715,000   Port Authority  NY/NJ, 152nd Series(5)                     5.250      05/01/2038        14,400,317
    22,500,000   Port Authority  NY/NJ, 152nd Series(5)                     5.750      11/01/2030        24,702,300
    50,660,000   Port Authority  NY/NJ, 37th Series(5)                      5.250      07/15/2034        52,685,134
     2,755,000   Poughkeepsie, NY IDA (Eastman & Bixby Redevel.
                 Corp.)(1)                                                  6.000      08/01/2032         2,779,767
     1,500,000   Rensselaer County, NY IDA (Franciscan
                 Heights)(1)                                                5.375      12/01/2036         1,521,150
     6,385,000   Rensselaer County, NY Tobacco Asset
                 Securitization Corp.(1)                                    5.625      06/01/2035         5,919,597
     7,300,000   Rensselaer County, NY Tobacco Asset
                 Securitization Corp.(1)                                    5.750      06/01/2043         6,698,261
     3,020,000   Rensselaer County, NY Water Service Sewer
                 Authority(1)                                               5.350      09/01/2047         3,137,478
     1,400,000   Riverhead, NY IDA (Michael Reilly Design)(1)               8.875      08/01/2021         1,442,364
     6,790,000   Rochester, NY Museum & Science Center(1)                   6.125      12/01/2015         6,617,874
     1,195,000   Rockland County, NY IDA (Crystal Run
                 Village/Rockland County Assoc. for the
                 Learning Disabled Obligated Group)(1)                      4.900      07/01/2021           997,765
     9,225,000   Rockland County, NY Tobacco Asset
                 Securitization Corp.(1)                                    5.625      08/15/2035         8,550,560
    10,095,000   Rockland County, NY Tobacco Asset
                 Securitization Corp.(1)                                    5.750      08/15/2043         9,261,557
    30,000,000   Rockland County, NY Tobacco Asset
                 Securitization Corp.                                       5.875(4)   08/15/2045         1,347,000
   486,000,000   Rockland County, NY Tobacco Asset
                 Securitization Corp.                                       7.668(4)   08/15/2060         3,596,400
        20,000   Sanford Town, NY GO(1)                                     5.250      04/15/2015            21,811
        20,000   Sanford Town, NY GO(1)                                     5.250      04/15/2016            21,840
        25,000   Sanford Town, NY GO(1)                                     5.250      04/15/2017            26,941
        25,000   Sanford Town, NY GO(1)                                     5.250      04/15/2018            26,614
        25,000   Sanford Town, NY GO(1)                                     5.250      04/15/2019            26,365
        25,000   Sanford Town, NY GO(1)                                     5.250      04/15/2020            26,250
        30,000   Sanford Town, NY GO(1)                                     5.250      04/15/2021            31,209
        30,000   Sanford Town, NY GO(1)                                     5.250      04/15/2022            31,209
        30,000   Sanford Town, NY GO(1)                                     5.250      04/15/2023            31,075


                         18 | Rochester Fund Municipals

Rochester Fund Municipals

STATEMENT OF INVESTMENTS September 30, 2009 / Unaudited

   Principal
    Amount                                                                 Coupon       Maturity         Value
   ---------                                                               ------      ----------   ---------------
New York Continued
$       30,000   Sanford Town, NY GO(1)                                     5.250%     04/15/2024   $        30,931
        35,000   Sanford Town, NY GO(1)                                     5.250      04/15/2025            35,961
        35,000   Sanford Town, NY GO(1)                                     5.250      04/15/2026            35,835
        40,000   Sanford Town, NY GO(1)                                     5.250      04/15/2027            40,768
        40,000   Sanford Town, NY GO(1)                                     5.250      04/15/2028            40,589
        40,000   Sanford Town, NY GO(1)                                     5.250      04/15/2029            40,418
        45,000   Sanford Town, NY GO(1)                                     5.250      04/15/2030            45,296
        45,000   Sanford Town, NY GO(1)                                     5.250      04/15/2031            45,048
        50,000   Sanford Town, NY GO(1)                                     5.250      04/15/2032            49,796
        50,000   Sanford Town, NY GO(1)                                     5.250      04/15/2033            49,532
        55,000   Sanford Town, NY GO(1)                                     5.250      04/15/2034            54,031
        60,000   Sanford Town, NY GO(1)                                     5.250      04/15/2035            58,274
        60,000   Sanford Town, NY GO(1)                                     5.250      04/15/2036            57,917
     3,000,000   Saratoga County, NY IDA (Saratoga
                 Hospital/Saratoga Care/Benedict Community
                 Health Center)(1)                                          5.125      12/01/2033         2,767,530
     2,650,000   Seneca County, NY IDA (New York Chiropractic
                 College)(1)                                                5.000      10/01/2027         2,376,838
    40,000,000   Seneca County, NY IDA Solid Waste (Seneca
                 Meadows)(1)                                                6.625      10/01/2035        36,262,000
    22,885,000   SONYMA, Series 106(5)                                      5.250      04/01/2034        22,698,095
    30,225,000   SONYMA, Series 109(5)                                      4.950      10/01/2034        29,545,844
     5,810,000   SONYMA, Series 130(1)                                      4.800      10/01/2037         5,551,629
    14,865,000   SONYMA, Series 133(5)                                      5.050      10/01/2026        14,852,699
    23,435,000   SONYMA, Series 137(5)                                      4.700      10/01/2031        21,678,289
    22,930,000   SONYMA, Series 140(5)                                      4.750      10/01/2037        20,667,772
    11,695,000   SONYMA, Series 143(5)                                      4.900      10/01/2037        11,097,891
     5,045,000   SONYMA, Series 145(5)                                      5.125      10/01/2037         5,025,370
     5,000,000   SONYMA, Series 148(5)                                      5.150      10/01/2027         5,065,351
     6,370,000   SONYMA, Series 148(5)                                      5.200      10/01/2032         6,423,975
       820,000   SONYMA, Series 152(1)                                      5.375      04/01/2023           853,792
        25,000   SONYMA, Series 67(3)                                       5.700      10/01/2017            25,027
       925,000   SONYMA, Series 69(1)                                       5.500      10/01/2028           926,998
    27,910,000   SONYMA, Series 71(5)                                       5.400      04/01/2029        27,997,467
        30,000   SONYMA, Series 71(1)                                       5.400      04/01/2029            30,094
        30,000   SONYMA, Series 73(3)                                       5.250      10/01/2017            30,170
       330,000   SONYMA, Series 73(1)                                       5.300      10/01/2028           330,917
    23,875,000   SONYMA, Series 73-A(5)                                     5.300      10/01/2028        23,941,428
       305,000   SONYMA, Series 77(1)                                       5.150      04/01/2029           305,628
    10,145,000   SONYMA, Series 79(5)                                       5.300      04/01/2029        10,191,307
       405,000   SONYMA, Series 82(1)                                       5.650      04/01/2030           405,182
     4,360,000   St. Lawrence County, NY IDA (Curran Renewable
                 Energy)(1)                                                 7.250      12/01/2029         3,530,684


                         19 | Rochester Fund Municipals

Rochester Fund Municipals

STATEMENT OF INVESTMENTS September 30, 2009 / Unaudited

   Principal
    Amount                                                                 Coupon       Maturity         Value
   ---------                                                               ------      ----------   ---------------
New York Continued
$    1,070,000   Suffolk County, NY IDA (ACLD)(1)                           6.000%     12/01/2019   $     1,001,809
       420,000   Suffolk County, NY IDA (ALIA-ACDS)(1)                      7.125      06/01/2017           425,746
     2,180,000   Suffolk County, NY IDA (ALIA-ACLD)(1)                      5.950      10/01/2021         1,998,493
       215,000   Suffolk County, NY IDA (ALIA-ACLD)(1)                      6.375      06/01/2014           214,091
       555,000   Suffolk County, NY IDA (ALIA-ACLD)(1)                      6.500      03/01/2018           543,328
       520,000   Suffolk County, NY IDA (ALIA-ACLD)(1)                      7.500      09/01/2015           528,882
       210,000   Suffolk County, NY IDA (ALIA-ADD)(1)                       6.950      12/01/2014           212,801
       380,000   Suffolk County, NY IDA (ALIA-ADD)(1)                       7.125      06/01/2017           385,198
       235,000   Suffolk County, NY IDA (ALIA-ADD)(1)                       7.500      09/01/2015           239,014
       845,000   Suffolk County, NY IDA (ALIA-Adelante)(1)                  6.500      11/01/2037           739,189
     1,300,000   Suffolk County, NY IDA (ALIA-Civic Facility)(1)            5.950      11/01/2022         1,175,291
     2,900,000   Suffolk County, NY IDA (ALIA-DDI)(1)                       5.950      10/01/2021         2,658,546
       815,000   Suffolk County, NY IDA (ALIA-DDI)(1)                       6.375      06/01/2014           811,553
       100,000   Suffolk County, NY IDA (ALIA-DDI)(1)                       7.500      09/01/2015           101,708
       815,000   Suffolk County, NY IDA (ALIA-FREE)(1)                      5.950      10/01/2021           747,143
       475,000   Suffolk County, NY IDA (ALIA-FREE)(1)                      6.375      06/01/2014           472,991
     1,280,000   Suffolk County, NY IDA (ALIA-FREE)(1)                      6.950      12/01/2014         1,297,075
     2,955,000   Suffolk County, NY IDA (ALIA-FREE)(1)                      7.125      06/01/2017         2,995,424
       590,000   Suffolk County, NY IDA (ALIA-IGHL)(1)                      5.950      10/01/2021           540,877
       745,000   Suffolk County, NY IDA (ALIA-IGHL)(1)                      5.950      11/01/2022           673,532
       380,000   Suffolk County, NY IDA (ALIA-IGHL)(1)                      6.000      10/01/2031           323,160
       380,000   Suffolk County, NY IDA (ALIA-IGHL)(1)                      6.375      06/01/2014           378,393
       435,000   Suffolk County, NY IDA (ALIA-IGHL)(1)                      6.950      12/01/2014           440,803
       885,000   Suffolk County, NY IDA (ALIA-IGHL)(1)                      7.125      06/01/2017           897,107
     1,945,000   Suffolk County, NY IDA (ALIA-IGHL)(1)                      7.250      12/01/2033         1,900,421
       160,000   Suffolk County, NY IDA (ALIA-IGHL)(1)                      7.500      09/01/2015           162,733
     2,000,000   Suffolk County, NY IDA (ALIA-LIHIA)(1)                     5.950      11/01/2022         1,808,140
       225,000   Suffolk County, NY IDA (ALIA-LIHIA)(1)                     6.375      06/01/2014           224,048
       520,000   Suffolk County, NY IDA (ALIA-LIHIA)(1)                     6.950      12/01/2014           526,937
       155,000   Suffolk County, NY IDA (ALIA-LIHIA)(1)                     7.500      09/01/2015           157,647
       375,000   Suffolk County, NY IDA (ALIA-MCH)(1)                       6.375      06/01/2014           373,414
     1,195,000   Suffolk County, NY IDA (ALIA-MCH)(1)                       6.950      12/01/2014         1,210,941
     1,080,000   Suffolk County, NY IDA (ALIA-MCH)(1)                       7.125      06/01/2017         1,094,774
       800,000   Suffolk County, NY IDA (ALIA-NYS ARC)(1)                   5.950      11/01/2022           723,256
       580,000   Suffolk County, NY IDA (ALIA-NYS ARC)(1)                   7.500      09/01/2015           589,906
       280,000   Suffolk County, NY IDA (ALIA-Pederson-Krag
                 Center)(1)                                                 8.375      06/01/2016           292,443
       425,000   Suffolk County, NY IDA (ALIA-SMCFS)(1)                     7.500      09/01/2015           432,259
       480,000   Suffolk County, NY IDA (ALIA-Suffolk
                 Hostels)(1)                                                7.500      09/01/2015           488,198
     1,990,000   Suffolk County, NY IDA (ALIA-UCPAGS)(1)                    5.950      10/01/2021         1,824,313
       160,000   Suffolk County, NY IDA (ALIA-UCPAGS)(1)                    6.375      06/01/2014           159,323
       760,000   Suffolk County, NY IDA (ALIA-UCPAGS)(1)                    6.950      12/01/2014           770,138
       605,000   Suffolk County, NY IDA (ALIA-UCPAGS)(1)                    7.000      06/01/2016           611,238


                         20 | Rochester Fund Municipals

Rochester Fund Municipals

STATEMENT OF INVESTMENTS September 30, 2009 / Unaudited

   Principal
    Amount                                                                 Coupon       Maturity         Value
   ---------                                                               ------      ----------   ---------------
New York Continued
$      335,000   Suffolk County, NY IDA (ALIA-UCPAGS)(1)                    7.500%     09/01/2015   $       340,722
     3,530,000   Suffolk County, NY IDA (ALIA-UVBH)(1)                      6.500      11/01/2037         3,087,973
       800,000   Suffolk County, NY IDA (ALIA-WORCA)(1)                     5.950      11/01/2022           723,256
       270,000   Suffolk County, NY IDA (ALIA-WORCA)(1)                     6.950      12/01/2014           273,602
       675,000   Suffolk County, NY IDA (ALIA-WORCA)(1)                     7.125      06/01/2017           684,234
       395,000   Suffolk County, NY IDA (ALIA-WORCA)(1)                     7.500      09/01/2015           401,747
       640,000   Suffolk County, NY IDA (Catholic Charities)(1)             6.000      10/01/2020           594,701
       210,000   Suffolk County, NY IDA (DDI)(1)                            6.000      12/01/2019           196,617
       555,000   Suffolk County, NY IDA (DDI)(1)                            6.000      10/01/2020           515,717
       575,000   Suffolk County, NY IDA (DDI)(1)                            6.000      10/01/2020           534,302
     5,025,000   Suffolk County, NY IDA (DDI)(1)                            7.250      03/01/2024         5,078,868
     8,225,000   Suffolk County, NY IDA (DDI)(1)                            8.750      03/01/2023         8,439,015
     5,000,000   Suffolk County, NY IDA (Dowling College)(1)                5.000      06/01/2036         3,689,350
     2,980,000   Suffolk County, NY IDA (Dowling College)(1)                6.700      12/01/2020         2,979,553
     3,000,000   Suffolk County, NY IDA (Easter Long Island
                 Hospital Assoc.)(1)                                        5.375      01/01/2027         2,271,630
     2,745,000   Suffolk County, NY IDA (Easter Long Island
                 Hospital Assoc.)(1)                                        5.500      01/01/2037         1,937,421
     1,535,000   Suffolk County, NY IDA (Family Residences)(1)              6.000      12/01/2019         1,437,174
     1,345,000   Suffolk County, NY IDA (Family Services
                 League)(1)                                                 5.000      11/01/2027         1,410,085
       830,000   Suffolk County, NY IDA (Family Services
                 League)(1)                                                 5.000      11/01/2034           860,669
        45,000   Suffolk County, NY IDA (Federation of
                 Organizations)(1)                                          7.625      04/01/2010            45,297
     2,195,000   Suffolk County, NY IDA (Federation of
                 Organizations)(1)                                          8.125      04/01/2030         2,248,470
     2,585,000   Suffolk County, NY IDA (Gurwin Jewish-Phase
                 II)(1)                                                     6.700      05/01/2039         2,335,186
     3,860,000   Suffolk County, NY IDA (Huntington First Aid
                 Squad)(1)                                                  6.650      11/01/2017         3,828,850
       240,000   Suffolk County, NY IDA (Independent Group Home
                 Living)(1)                                                 6.000      12/01/2019           224,705
     1,115,000   Suffolk County, NY IDA (Independent Group Home
                 Living)(1)                                                 6.000      10/01/2020         1,036,080
     3,275,000   Suffolk County, NY IDA (Innovative Realty I)(1)            6.000      11/01/2037         2,415,182
     8,600,000   Suffolk County, NY IDA (Jefferson's Ferry)(1)              5.000      11/01/2028         7,811,638
    32,720,000   Suffolk County, NY IDA (Keyspan-Port Jefferson
                 Center)(1)                                                 5.250      06/01/2027        32,309,691
     4,065,000   Suffolk County, NY IDA (L.I. Network Community
                 Services)(1)                                               7.550      02/01/2034         4,096,057
     8,000,000   Suffolk County, NY IDA (Medford Hamlet
                 Assisted Living)(1)                                        6.375      01/01/2039         6,410,000
     1,865,000   Suffolk County, NY IDA (Nassau-Suffolk
                 Services for Autism)(1)                                    6.750      11/01/2036         1,707,370
       635,000   Suffolk County, NY IDA (Nassau-Suffolk
                 Services for Autism)(1)                                    6.750      11/01/2036           581,330


                         21 | Rochester Fund Municipals

Rochester Fund Municipals

STATEMENT OF INVESTMENTS September 30, 2009 / Unaudited

   Principal
    Amount                                                                 Coupon       Maturity         Value
   ---------                                                               ------      ----------   ---------------
New York Continued
$    2,760,000   Suffolk County, NY IDA (New Interdisciplinary
                 School)(1)                                                 6.750%     12/01/2019   $     2,733,697
     7,515,000   Suffolk County, NY IDA (Nissequogue
                 Cogeneration Partners)(1)                                  5.300      01/01/2013         7,060,042
    26,425,000   Suffolk County, NY IDA (Nissequogue
                 Cogeneration Partners)(1)                                  5.500      01/01/2023        22,296,094
       900,000   Suffolk County, NY IDA (Peconic Landing
                 Retirement Home)(1)                                        8.000      10/01/2020           930,582
     2,850,000   Suffolk County, NY IDA (Peconic Landing
                 Retirement Home)(1)                                        8.000      10/01/2030         2,938,436
     4,800,000   Suffolk County, NY IDA (Pederson-Krager
                 Center)(1)                                                 7.200      02/01/2035         4,369,872
        50,000   Suffolk County, NY IDA (Pederson-Krager
                 Center)(1)                                                 7.625      04/01/2010            50,146
     2,545,000   Suffolk County, NY IDA (Pederson-Krager
                 Center)(1)                                                 8.125      04/01/2030         2,567,803
       930,000   Suffolk County, NY IDA (Special Needs
                 Facilities Pooled Program)(1)                              5.250      07/01/2022           788,491
        55,000   Suffolk County, NY IDA (St. Vincent De Paul in
                 the Diocese of Rockville Center)(1)                        7.000      04/01/2010            55,340
     2,595,000   Suffolk County, NY IDA (St. Vincent De Paul in
                 the Diocese of Rockville Center)(1)                        8.000      04/01/2030         2,634,418
       510,000   Suffolk County, NY IDA (Suffolk Hotels)(1)                 6.000      10/01/2020           473,902
     1,905,000   Suffolk County, NY IDA (United Cerebral Palsy
                 Assoc.)(1)                                                 6.000      12/01/2019         1,783,594
     3,280,000   Suffolk County, NY IDA (United Cerebral Palsy
                 Assoc.)(1)                                                 7.875      09/01/2041         2,946,949
       830,000   Suffolk County, NY IDA (WORCA)(1)                          6.000      10/01/2020           771,253
   119,295,000   Suffolk, NY Tobacco Asset Securitization
                 Corp.(1)                                                   0.000(6)   06/01/2044        94,903,944
    12,240,000   Suffolk, NY Tobacco Asset Securitization
                 Corp.(1)                                                   5.375      06/01/2028        11,530,814
    29,915,000   Suffolk, NY Tobacco Asset Securitization
                 Corp.(1)                                                   6.000      06/01/2048        28,451,259
   287,265,000   Suffolk, NY Tobacco Asset Securitization Corp.             8.000(4)   06/01/2048        10,128,964
     3,716,000   Sullivan County, NY Community College COP(3)               5.750      08/15/2025         2,815,242
     3,050,000   Sullivan County, NY IDA (Center for
                 Discovery)(1)                                              5.625      06/01/2013         2,960,513
    13,710,000   Sullivan County, NY IDA (Center for
                 Discovery)(1)                                              5.875      07/01/2022        11,245,079
     5,600,000   Sullivan County, NY IDA (Center for
                 Discovery)(1)                                              6.000      06/01/2019         5,178,992
    13,840,000   Sullivan County, NY IDA (Center for
                 Discovery)(1)                                              6.000      07/01/2037        11,139,124
     4,600,000   Sullivan County, NY IDA (Center for
                 Discovery)(1)                                              6.500      06/01/2025         4,185,862
     4,530,000   Sullivan County, NY IDA (Center for
                 Discovery)(1)                                              6.950      02/01/2035         3,979,786
     1,230,000   Sullivan County, NY IDA (Center for
                 Discovery)(1)                                              7.250      02/01/2012         1,228,118
     9,965,000   Sullivan County, NY IDA (Center for
                 Discovery)(1)                                              7.750      02/01/2027        10,037,745
     7,935,000   Sullivan County, NY IDA (SCCC Dorm Corp. Civic
                 Facility)(1)                                               7.250      06/01/2027         7,756,621
     6,917,500   Syracuse, NY Hsg. Authority (Loretto Sedgwick
                 Heights Corp.)(1)                                          8.500      11/01/2031         6,400,209
     2,420,000   Syracuse, NY Hsg. Authority (Pavilion on
                 James)(1)                                                  7.500      11/01/2042         2,243,050
   168,000,000   Syracuse, NY IDA (Carousel Center)(1)                      5.000      01/01/2036       122,036,880
     1,000,000   Syracuse, NY IDA (Crouse Irving Health
                 Hospital)(1)                                               5.375      01/01/2023           822,450


                         22 | Rochester Fund Municipals

Rochester Fund Municipals

STATEMENT OF INVESTMENTS September 30, 2009 / Unaudited

   Principal
    Amount                                                                 Coupon       Maturity         Value
   ---------                                                               ------      ----------   ---------------
New York Continued
$   10,490,000   Syracuse, NY IDA (James Square)(1)                         7.197%(4)  08/01/2025   $     3,697,725
       725,000   Syracuse, NY IDA (Jewish Home of Central New
                 York)(1)                                                   7.375      03/01/2021           728,074
     2,050,000   Syracuse, NY IDA (Jewish Home of Central New
                 York)(1)                                                   7.375      03/01/2031         1,963,900
        75,000   Taconic Hills, NY (Central School District at
                 Craryville)(1)                                             5.000      06/15/2026            76,748
        50,000   Tompkins, NY Health Care Corp. (Reconstruction
                 Home)(1)                                                  10.800      02/01/2028            54,069
     1,595,000   Ulster County, NY IDA (Brooklyn Bottling)(1)               8.600      06/30/2022         1,596,308
       185,000   Ulster County, NY Res Rec(1)                               5.000      03/01/2020           191,540
     3,005,000   Ulster County, NY Tobacco Asset Securitization
                 Corp.(1)                                                   0.000(6)   06/01/2040         2,759,582
     3,080,000   Ulster County, NY Tobacco Asset Securitization
                 Corp.(1)                                                   6.000      06/01/2040         2,942,848
     2,175,000   Ulster County, NY Tobacco Asset Securitization
                 Corp.(1,3)                                                 6.250      06/01/2025         2,206,864
     3,550,000   Utica, NY IDA (Utica College Civic Facility)(1)            6.850      12/01/2031         3,536,333
     2,155,000   Wayne County, NY IDA (ARC)(1)                              8.375      03/01/2018         2,157,155
        20,000   Westchester County, NY GO(1)                               5.375      12/15/2014            20,097
     4,300,000   Westchester County, NY Healthcare Corp.,
                 Series A(1)                                                5.875      11/01/2025         4,299,957
     1,870,000   Westchester County, NY IDA (Beth Abraham
                 Hospital)(1)                                               8.375      12/01/2025         1,872,225
        90,000   Westchester County, NY IDA (Children's
                 Village)(1)                                                5.375      03/15/2019            80,692
     3,750,000   Westchester County, NY IDA (Children's
                 Village)(1)                                                6.000      06/01/2022         3,414,450
     1,215,000   Westchester County, NY IDA (Clearview
                 School)(1)                                                 7.250      01/01/2035         1,183,289
     3,475,000   Westchester County, NY IDA (Field Home)(1)                 6.000      08/15/2017         3,310,563
     3,335,000   Westchester County, NY IDA (Field Home)(1)                 6.500      08/15/2022         3,172,352
     1,300,000   Westchester County, NY IDA (Guiding Eyes for
                 the Blind)(1)                                              5.375      08/01/2024         1,315,080
     1,560,000   Westchester County, NY IDA (JDAM)(1)                       6.750      04/01/2016         1,563,947
     3,325,000   Westchester County, NY IDA (Lawrence
                 Hospital)(1)                                               5.000      01/01/2028         3,142,059
       755,000   Westchester County, NY IDA (Lawrence
                 Hospital)(1)                                               5.125      01/01/2018           755,362
     1,475,000   Westchester County, NY IDA (Rippowam-Cisqua
                 School)(1)                                                 5.750      06/01/2029         1,432,609
     1,000,000   Westchester County, NY IDA (Schnurmacher
                 Center)(1)                                                 6.500      11/01/2013         1,046,050
     1,710,000   Westchester County, NY IDA (Schnurmacher
                 Center)(1)                                                 6.500      11/01/2033         1,532,246
       160,000   Westchester County, NY IDA (Westchester
                 Airport Assoc.)(1)                                         5.950      08/01/2024           160,109
     2,590,000   Westchester County, NY IDA (Winward School)(1)             5.250      10/01/2031         2,527,296
     4,475,000   Westchester County, NY Tobacco Asset
                 Securitization Corp.(1)                                    5.000      06/01/2026         4,232,500
    59,900,000   Westchester County, NY Tobacco Asset
                 Securitization Corp.(1)                                    5.125      06/01/2038        51,100,091


                         23 | Rochester Fund Municipals

Rochester Fund Municipals

STATEMENT OF INVESTMENTS September 30, 2009 / Unaudited

   Principal
    Amount                                                                 Coupon       Maturity         Value
   ---------                                                               ------      ----------   ---------------
New York Continued
$   52,770,000   Westchester County, NY Tobacco Asset
                 Securitization Corp.(1)                                    5.125%     06/01/2045   $    43,743,692
     4,415,000   Yonkers, NY IDA (Hudson Scenic Studio)(1)                  6.625      11/01/2019         4,192,175
     1,590,000   Yonkers, NY IDA (Philipsburgh Hall Associates)             7.500      11/01/2030         1,157,472
     2,355,000   Yonkers, NY IDA (Sacred Heart Assoc.)(1)                   5.000      10/01/2037         2,359,121
     2,515,000   Yonkers, NY IDA (St. John's Riverside
                 Hospital)(1)                                               7.125      07/01/2031         2,320,892
     1,965,000   Yonkers, NY IDA (St. Joseph's Hospital)(1)                 8.500      12/30/2013         1,969,677
     2,960,000   Yonkers, NY IDA (Westchester School)(1)                    8.750      12/30/2023         2,783,466
       800,000   Yonkers, NY Parking Authority(1)                           6.000      06/15/2018           755,352
     1,215,000   Yonkers, NY Parking Authority(1)                           6.000      06/15/2024         1,053,138
                                                                                                    ---------------
                                                                                                      7,410,303,000
Other States--0.0%
       345,000   York County, SC Pollution Control
                 (Bowater)(3, 8)                                            7.400      01/01/2010            34,500
U.S. Possessions--34.9%
       825,000   Guam Education Financing Foundation COP(1)                 5.000      10/01/2023           805,530
       505,000   Guam GO(1)                                                 5.250      11/15/2037           466,665
     6,000,000   Guam GO(1)                                                 6.750      11/15/2029         6,561,240
    10,000,000   Guam GO(1)                                                 7.000      11/15/2039        11,045,500
     4,750,000   Guam Government Waterworks Authority &
                 Wastewater System(1)                                       5.875      07/01/2035         4,647,733
       500,000   Guam Government Waterworks Authority &
                 Wastewater System(1)                                       6.000      07/01/2025           506,240
       300,000   Guam Hsg. Corp. (Single Family Mtg.)(1)                    5.750      09/01/2031           328,053
       290,000   Guam Power Authority, Series A(1)                          5.250      10/01/2023           261,444
    20,000,000   Guam Power Authority, Series A(1)                          5.250      10/01/2034        18,833,800
     2,000,000   Northern Mariana Islands Commonwealth, Series
                 A(1)                                                       5.000      10/01/2022         1,674,500
    35,090,000   Northern Mariana Islands Commonwealth, Series
                 A(1)                                                       5.000      06/01/2030        26,324,518
     8,930,000   Northern Mariana Islands Ports Authority,
                 Series A                                                   6.250      03/15/2028         6,125,176
    17,290,000   Northern Mariana Islands Ports Authority,
                 Series A(1)                                                6.600      03/15/2028        14,433,519
    55,650,000   Puerto Rico Aqueduct & Sewer Authority(1)                  0.000(6)   07/01/2024        55,055,102
    49,000,000   Puerto Rico Aqueduct & Sewer Authority(5)                  5.125      07/01/2047        50,384,740
    88,365,000   Puerto Rico Aqueduct & Sewer Authority(1)                  6.000      07/01/2038        92,329,054
   122,070,000   Puerto Rico Aqueduct & Sewer Authority(1)                  6.000      07/01/2044       126,596,356
     5,000,000   Puerto Rico Aqueduct & Sewer Authority(1)                  6.000      07/01/2044         5,185,400
    56,685,000   Puerto Rico Children's Trust Fund (TASC)(1)                5.625      05/15/2043        51,507,392
   268,500,000   Puerto Rico Children's Trust Fund (TASC)                   6.617(4)   05/15/2050        10,707,780
   745,000,000   Puerto Rico Children's Trust Fund (TASC)                   7.165(4)   05/15/2055        15,369,350
 3,519,880,000   Puerto Rico Children's Trust Fund (TASC)                   7.625(4)   05/15/2057        61,245,912
 3,179,200,000   Puerto Rico Children's Trust Fund (TASC)                   8.375(4)   05/15/2057        42,092,608
        20,000   Puerto Rico Commonwealth GO(1)                             5.000      07/01/2026            20,092
    26,015,000   Puerto Rico Commonwealth GO(1)                             5.000      07/01/2027        25,831,594
    10,625,000   Puerto Rico Commonwealth GO(1)                             5.000      07/01/2029        10,505,894
    10,400,000   Puerto Rico Commonwealth GO(1)                             5.000      07/01/2031        10,223,200


                         24 | Rochester Fund Municipals

Rochester Fund Municipals

STATEMENT OF INVESTMENTS September 30, 2009 / Unaudited

   Principal
    Amount                                                                 Coupon       Maturity         Value
   ---------                                                               ------      ----------   ---------------
U.S. Possessions Continued
$   16,850,000   Puerto Rico Commonwealth GO(1)                             5.000%     07/01/2033   $    16,549,902
    12,230,000   Puerto Rico Commonwealth GO(1)                             5.000      07/01/2034        11,990,781
    27,240,000   Puerto Rico Commonwealth GO(1)                             5.000      07/01/2035        26,734,970
     7,480,000   Puerto Rico Commonwealth GO(1)                             5.125      07/01/2031         7,474,540
    17,180,000   Puerto Rico Commonwealth GO(1)                             5.250      07/01/2025        17,480,135
    12,395,000   Puerto Rico Commonwealth GO(1)                             5.250      07/01/2026        12,562,704
     4,000,000   Puerto Rico Commonwealth GO(1)                             5.250      07/01/2026         4,067,040
     5,000,000   Puerto Rico Commonwealth GO(1)                             5.250      07/01/2027         5,053,350
     2,920,000   Puerto Rico Commonwealth GO(1)                             5.250      07/01/2030         2,944,528
    14,500,000   Puerto Rico Commonwealth GO(1)                             5.250      07/01/2031        14,608,895
    10,230,000   Puerto Rico Commonwealth GO(1)                             5.250      07/01/2034        10,300,382
    43,385,000   Puerto Rico Commonwealth GO(1)                             5.250      07/01/2037        43,683,489
     5,000,000   Puerto Rico Commonwealth GO(1)                             5.375      07/01/2033         5,085,100
     7,850,000   Puerto Rico Commonwealth GO(1)                             5.500      07/01/2029         8,247,367
    79,300,000   Puerto Rico Commonwealth GO(1)                             5.500      07/01/2032        81,341,182
    18,985,000   Puerto Rico Commonwealth GO(1)                             6.000      07/01/2038        20,122,581
    19,150,000   Puerto Rico Electric Power Authority, Series
                 TT(1)                                                      5.000      07/01/2037        19,191,173
    60,000,000   Puerto Rico Electric Power Authority, Series UU            0.912(7)   07/01/2029        45,735,000
   106,500,000   Puerto Rico Electric Power Authority, Series
                 UU(1)                                                      1.080(7)   07/01/2025        76,813,125
   182,100,000   Puerto Rico Electric Power Authority, Series
                 UU(1)                                                      1.100(7)   07/01/2031       130,884,375
        55,000   Puerto Rico HFC(1)                                         5.100      12/01/2018            55,881
     9,515,000   Puerto Rico Highway & Transportation
                 Authority(1)                                               5.000      07/01/2028         9,400,249
     4,845,000   Puerto Rico Highway & Transportation
                 Authority(1)                                               5.250      07/01/2030         4,937,007
     4,000,000   Puerto Rico Highway & Transportation
                 Authority(1)                                               5.500      07/01/2029         4,202,480
       270,000   Puerto Rico Highway & Transportation
                 Authority(1)                                               5.750      07/01/2020           279,113
    11,585,000   Puerto Rico Highway & Transportation
                 Authority, Series G(1)                                     5.000      07/01/2033        11,378,671
    28,570,000   Puerto Rico Highway & Transportation
                 Authority, Series G(1)                                     5.000      07/01/2042        27,937,175
    10,000,000   Puerto Rico Highway & Transportation
                 Authority, Series K(1)                                     5.000      07/01/2025         9,999,200
    14,725,000   Puerto Rico Highway & Transportation
                 Authority, Series K(1)                                     5.000      07/01/2026        14,707,330
     8,500,000   Puerto Rico Highway & Transportation
                 Authority, Series K(1)                                     5.000      07/01/2027         8,440,075
     3,145,000   Puerto Rico Highway & Transportation
                 Authority, Series K(1)                                     5.000      07/01/2030         3,104,775
     2,600,000   Puerto Rico Highway & Transportation
                 Authority, Series L(1)                                     5.250      07/01/2023         2,690,064
    17,205,000   Puerto Rico Highway & Transportation
                 Authority, Series L(1)                                     5.250      07/01/2030        17,531,723
     6,795,000   Puerto Rico Highway & Transportation
                 Authority, Series L(1)                                     5.250      07/01/2041         6,675,884


                         25 | Rochester Fund Municipals

Rochester Fund Municipals

STATEMENT OF INVESTMENTS September 30, 2009 / Unaudited

   Principal
    Amount                                                                 Coupon       Maturity         Value
   ---------                                                               ------      ----------   ---------------
U.S. Possessions Continued
$   94,120,000   Puerto Rico Highway & Transportation
                 Authority, Series M(1)                                     5.000%     07/01/2046   $    91,854,532
   125,620,000   Puerto Rico Highway & Transportation
                 Authority, Series N(1)                                     0.930(7)   07/01/2041        63,595,125
    74,940,000   Puerto Rico Highway & Transportation
                 Authority, Series N(1)                                     0.930(7)   07/01/2045        36,701,865
    16,080,000   Puerto Rico Highway & Transportation
                 Authority, Series N(1)                                     5.250      07/01/2032        16,401,278
    53,445,000   Puerto Rico Highway & Transportation
                 Authority, Series N(1)                                     5.250      07/01/2039        54,331,653
     3,650,000   Puerto Rico Infrastructure(1)                              5.000      07/01/2025         3,622,224
    24,755,000   Puerto Rico Infrastructure(1)                              5.000      07/01/2031        23,739,055
     6,000,000   Puerto Rico Infrastructure(1)                              5.000      07/01/2037         5,656,380
    34,490,000   Puerto Rico Infrastructure(1)                              5.000      07/01/2037        32,514,758
   202,145,000   Puerto Rico Infrastructure(1)                              5.000      07/01/2041       189,622,117
   147,520,000   Puerto Rico Infrastructure(1)                              5.000      07/01/2046       137,743,850
    15,000,000   Puerto Rico Infrastructure(1)                              5.500      07/01/2027        15,586,950
     2,750,000   Puerto Rico Infrastructure(1)                              5.500      07/01/2028         2,844,490
    16,955,000   Puerto Rico Infrastructure                                 5.650(4)   07/01/2029         4,713,490
    65,725,000   Puerto Rico Infrastructure                                 5.730(4)   07/01/2045         5,455,175
    25,000,000   Puerto Rico Infrastructure                                 5.800(4)   07/01/2032         5,549,500
     6,285,000   Puerto Rico ITEMECF (Ana G. Mendez
                 University)(1)                                             5.000      03/01/2036         5,135,851
     1,080,000   Puerto Rico ITEMECF (Ana G. Mendez
                 University)(1)                                             5.375      02/01/2019         1,049,447
     1,575,000   Puerto Rico ITEMECF (Ana G. Mendez
                 University)(1)                                             5.375      12/01/2021         1,494,612
     5,750,000   Puerto Rico ITEMECF (Ana G. Mendez
                 University)(1)                                             5.375      02/01/2029         5,147,860
     6,315,000   Puerto Rico ITEMECF (Ana G. Mendez
                 University)(1)                                             5.500      12/01/2031         5,646,052
    38,000,000   Puerto Rico ITEMECF (Cogeneration
                 Facilities)(1)                                             6.625      06/01/2026        38,549,100
     2,325,000   Puerto Rico ITEMECF (Mennonite General
                 Hospital)(1)                                               5.625      07/01/2017         2,089,571
       985,000   Puerto Rico ITEMECF (Mennonite General
                 Hospital)(1)                                               5.625      07/01/2027           776,052
     8,770,000   Puerto Rico ITEMECF (Mennonite General
                 Hospital)(1)                                               6.500      07/01/2018         8,261,340
    12,380,000   Puerto Rico ITEMECF (Mennonite General
                 Hospital)(1)                                               6.500      07/01/2026        11,035,532
     2,450,000   Puerto Rico ITEMECF (Ryder Memorial
                 Hospital)(1)                                               6.600      05/01/2014         2,374,075
     5,250,000   Puerto Rico ITEMECF (Ryder Memorial
                 Hospital)(1)                                               6.700      05/01/2024         4,483,448
     7,000,000   Puerto Rico ITEMECF (San Lucas & Cristo
                 Redentor Hospitals)(1)                                     5.750      06/01/2029         3,497,200
       500,000   Puerto Rico ITEMECF (University of the Sacred
                 Heart)(1)                                                  5.250      09/01/2021           502,510
     8,000,000   Puerto Rico ITEMECF (University of the Sacred
                 Heart)(1)                                                  5.250      09/01/2031         7,717,120
     5,000,000   Puerto Rico Municipal Finance Agency, Series
                 A(1)                                                       5.250      08/01/2024         5,074,900
     4,990,000   Puerto Rico Municipal Finance Agency, Series
                 A(1)                                                       5.250      08/01/2025         5,052,126


                         26 | Rochester Fund Municipals

Rochester Fund Municipals

STATEMENT OF INVESTMENTS September 30, 2009 / Unaudited

   Principal
    Amount                                                                 Coupon       Maturity         Value
   ---------                                                               ------      ----------   ---------------
U.S. Possessions Continued
$    4,975,000   Puerto Rico Port Authority (American
                 Airlines), Series A                                        6.250%     06/01/2026   $     3,812,591
     6,395,000   Puerto Rico Port Authority (American
                 Airlines), Series A                                        6.300      06/01/2023         5,058,189
     1,940,000   Puerto Rico Public Buildings Authority(1)                  5.000      07/01/2026         1,920,328
    90,855,000   Puerto Rico Public Buildings Authority(1)                  5.000      07/01/2036        87,350,723
     7,500,000   Puerto Rico Public Buildings Authority(1)                  5.000      07/01/2037         7,163,775
    23,585,000   Puerto Rico Public Buildings Authority(1)                  5.250      07/01/2029        23,740,661
   102,185,000   Puerto Rico Public Buildings Authority(1)                  5.250      07/01/2033       102,218,721
       120,000   Puerto Rico Public Buildings Authority(1)                  5.375      07/01/2033           120,400
     1,500,000   Puerto Rico Public Buildings Authority(1)                  6.250      07/01/2021         1,687,035
     7,500,000   Puerto Rico Public Buildings Authority(1)                  6.250      07/01/2031         8,592,675
     8,000,000   Puerto Rico Public Buildings Authority(1)                  6.500      07/01/2030         8,793,360
     7,500,000   Puerto Rico Public Buildings Authority(1)                  6.750      07/01/2036         8,337,225
   276,445,000   Puerto Rico Sales Tax Financing Corp., Series
                 A(5)                                                       5.250      08/01/2057       288,323,135
    20,000,000   Puerto Rico Sales Tax Financing Corp., Series
                 A(1)                                                       5.250      08/01/2057        20,859,200
   643,700,000   Puerto Rico Sales Tax Financing Corp., Series A            5.401(4)   08/01/2054        48,663,720
    33,000,000   Puerto Rico Sales Tax Financing Corp., Series
                 A(1)                                                       5.750      08/01/2037        35,782,890
   221,800,000   Puerto Rico Sales Tax Financing Corp., Series A            5.881(4)   08/01/2056        14,312,754
    30,000,000   Puerto Rico Sales Tax Financing Corp., Series A            6.500(4)   08/01/2042         4,934,700
    80,000,000   Puerto Rico Sales Tax Financing Corp., Series A            6.504(4)   08/01/2043        12,397,600
    35,000,000   Puerto Rico Sales Tax Financing Corp., Series
                 C(1)                                                       0.000(6)   08/01/2032        26,790,750
    95,245,000   Puerto Rico Sales Tax Financing Corp., Series
                 C(5)                                                       5.750      08/01/2027       103,906,992
    34,075,000   Puerto Rico Sales Tax Financing Corp., Series
                 C(1)                                                       6.000      08/01/2042        37,557,465
     4,525,000   University of Puerto Rico(1)                               5.000      06/01/2026         4,444,365
     5,280,000   University of Puerto Rico, Series P(1)                     5.000      06/01/2030         5,062,939
    24,375,000   University of Puerto Rico, Series Q(1)                     5.000      06/01/2030        23,372,944
    65,780,000   University of Puerto Rico, Series Q(1)                     5.000      06/01/2036        61,902,269
     9,230,000   University of V.I., Series A(1)                            5.375      06/01/2034         9,013,649
     2,040,000   University of V.I., Series A(1)                            6.250      12/01/2029         1,795,934
     3,650,000   V.I. Government Refinery Facilities (Hovensa
                 Coker)(1)                                                  6.500      07/01/2021         3,735,191
        15,000   V.I. HFA, Series A(1)                                      6.450      03/01/2016            15,021
    18,720,000   V.I. Public Finance Authority (Gross Receipts
                 Taxes Loan)(1)                                             5.000      10/01/2031        18,280,642
       550,000   V.I. Public Finance Authority (Gross Receipts
                 Taxes Loan)(1)                                             5.000      10/01/2033           536,487
    27,733,000   V.I. Public Finance Authority (Hovensa
                 Coker)(1)                                                  6.500      07/01/2021        28,620,733
    11,700,000   V.I. Public Finance Authority (Hovensa
                 Refinery)(1)                                               5.875      07/01/2022        11,924,172
     8,000,000   V.I. Public Finance Authority (Hovensa
                 Refinery)(1)                                               6.125      07/01/2022         8,213,920
       750,000   V.I. Public Finance Authority, Series A(1)                 5.250      10/01/2024           758,205
    16,220,000   V.I. Public Finance Authority, Series A(1)                 5.500      10/01/2022        16,307,101
     7,500,000   V.I. Public Finance Authority, Series A(1)                 5.625      10/01/2025         7,540,200
        50,000   V.I. Public Finance Authority, Series A(1)                 5.625      10/01/2025            50,268


                         27 | Rochester Fund Municipals

Rochester Fund Municipals

STATEMENT OF INVESTMENTS September 30, 2009 / Unaudited

   Principal
    Amount                                                                 Coupon       Maturity         Value
   ---------                                                               ------      ----------   ---------------
U.S. Possessions Continued
$    3,830,000   V.I. Public Finance Authority, Series E(1)                 6.000%     10/01/2022   $     3,843,290
    11,100,000   V.I. Tobacco Settlement Financing Corp.                    7.300(4)   05/15/2035         1,334,553
                                                                                                    ---------------
                                                                                                      3,188,174,648
                                                                                                    ---------------
Total Investments, at Value (Cost $11,083,522,838)-116.0%                                            10,598,512,148
                                                                                                    ---------------
Liabilities in Excess of Other Assets-(16.0)                                                         (1,464,137,803)
                                                                                                    ---------------
Net Assets-100.0%                                                                                   $ 9,134,374,345
                                                                                                    ===============

Footnotes to Statement of Investments

(1.) All or a portion of the security has been segregated for collateral to cover borrowings.

(2.) Subject to a deferred-interest forebearance agreement. Rate shown is current rate. See accompanying Notes.

(3.) Illiquid security. The aggregate value of illiquid securities as of September 30, 2009 was $67,867,095, which represents 0.74% of the Fund's net assets. See accompanying Notes.

(4.) Zero coupon bond reflects effective yield on the date of purchase.

(5.) Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See accompanying Notes.

(6.) Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

(7.) Represents the current interest rate for a variable or increasing rate security.

(8.) Issue is in default. See accompanying Notes.

(9.) Non-income producing security.

(10.) Represents the current interest rate for a variable rate bond known as an "inverse floater." See accompanying Notes.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The table below categorizes amounts that are included in the Fund's Statement of Assets and Liabilities as of September 30, 2009 based on valuation input level:

                                                      LEVEL 2--         LEVEL 3--
                                  LEVEL 1--             OTHER          SIGNIFICANT
                              UNADJUSTED QUOTED      SIGNIFICANT      UNOBSERVABLE
                                  PRICES          OBSERVABLE INPUTS      INPUTS           VALUE
                              -----------------   -----------------   ------------   ---------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
   Municipal Bond and Notes
   New York                          $--           $ 7,410,303,000         $--       $ 7,410,303,000
   Other States                       --                    34,500          --                34,500
   U.S. Possessions                   --             3,188,174,648          --         3,188,174,648
                                     ---           ---------------         ---       ---------------
Total Assets                         $--           $10,598,512,148         $--       $10,598,512,148
                                     ---           ---------------         ---       ---------------


                         28 | Rochester Fund Municipals

Rochester Fund Municipals

STATEMENT OF INVESTMENTS September 30, 2009 / Unaudited

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ACDS      Assoc. for Children with Down Syndrome
ACLD      Adults and Children with Learning and Developmental Disabilities
ADD       Aid to the Developmentally Disabled
ALIA      Alliance of Long Island Agencies
ARC       Assoc. of Retarded Citizens
CCRC      Continuing Care Retirement Community
CFGA      Child and Family Guidance Assoc.
CHSLI     Catholic Health Services of Long Island
CNGCS     Central Nassau Guidance and Counseling Services
COP       Certificates of Participation
CSMR      Community Services for the Mentally Retarded
DA        Dormitory Authority
DDI       Developmental Disabilities Institute
EDA       Economic Devel. Authority
EFC       Environmental Facilities Corp.
ERDA      Energy Research and Devel. Authority
FREE      Family Residences and Essential Enterprises
GJSR      Gurwin Jewish Senior Residences
GO        General Obligation
GSHMC     Good Samaritan Hospital Medical Center
HDC       Housing Devel. Corp.
HFA       Housing Finance Agency
HFC       Housing Finance Corp.
HH        Harmony Heights, Inc.
HHS       Harmony Heights School
IDA       Industrial Devel. Agency
IGHL      Independent Group Home for Living
ITEMECF Industrial, Tourist, Educational, Medical and Environmental Community Facilities
JCC       Jewish Community Center
JDAM      Julia Dyckman Andrus Memorial
JFK       John Fitzgerald Kennedy
L.I.      Long Island
LGSC      Local Government Services Corp.
LIHIA     Long Island Head Injury Assoc.
LILCO     Long Island Lighting Corp.
LIMC      Long Island Medical Center
LVH       Little Village House
MCH       Maryhaven Center of Hope
MMC       Mercy Medical Center
MTA       Metropolitan Transportation Authority
NSLIJHS   North Shore Long Island Jewish Health System
NSUHGC    North Shore University Hospital at Glen Cove
NY/NJ     New York/New Jersey
NYC       New York City
NYS       New York State
NYU       New York University


                         29 | Rochester Fund Municipals

Rochester Fund Municipals

STATEMENT OF INVESTMENTS September 30, 2009 / Unaudited

PSCH      Professional Service Centers for the Handicapped, Inc.
RIBS      Residual Interest Bonds
Res Rec   Resource Recovery Facility
SCCC      Sullivan County Community College
SCHRC     St. Charles Hospital and Rehabilitation Center
SCSB      Schuyler Community Services Board
SCSMC     St. Catherine of Sienna Medical Center
SFH       St. Francis Hospital
SLCD      School for Language and Communication Devel.
SMCFS     St. Mary's Children and Family Services
SONYMA    State of New York Mortgage Agency
SV        Sienna Village
TASC      Tobacco Settlement Asset-Backed Bonds
TFABs     Tobacco Flexible Amortization Bonds
UBF       University of Buffalo Foundation
UCPAGS    United Cerebral Palsy Assoc. of Greater Suffolk
UDC       Urban Devel. Corp.
UVBH      United Veteran's Beacon House
V.I.      United States Virgin Islands
WORCA     Working Organization for Retarded Children and Adults
YMCA      Young Men's Christian Assoc.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," inputs other than unadjusted quoted prices for an asset that are observable are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.


                         30 | Rochester Fund Municipals

Rochester Fund Municipals

STATEMENT OF INVESTMENTS September 30, 2009 / Unaudited

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies during the period.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of September 30, 2009, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

                    WHEN-ISSUED OR
                   DELAYED DELIVERY
                  BASIS TRANSACTIONS
                  ------------------
Sold securities        3,051,590

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund may expose up to 20% of its total assets to the effects of leverage from its investments in inverse floaters. The Fund's exposure to the effects of leverage from its investments in inverse floaters amount to $1,487,610,000 as of September 30, 2009.

Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its


                         31 | Rochester Fund Municipals

Rochester Fund Municipals

STATEMENT OF INVESTMENTS September 30, 2009 / Unaudited

Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities in the annual and semiannual reports. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund's Statement of Operations in the annual and semiannual reports. At September 30, 2009, municipal bond holdings with a value of $2,433,175,600 shown on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the $1,487,610,000 in short-term floating rate notes issued and outstanding at that date.

The Fund's investments in inverse floaters involve certain risks. The market value of an inverse floating rate security can be more volatile than that of a conventional fixed-rate bond having similar credit quality, maturity and redemption provisions. Typically, an inverse floating rate security tends to underperform fixed rate bonds when long-term interest rates are rising but tends to outperform fixed rate bonds when long-term interest rates are stable or falling. An inverse floating rate security entails a degree of leverage because the trust issues short-term securities in a ratio to the inverse floating rate security with the underlying long-term bond providing collateral for the obligation to pay the principal value of the short-term securities if and when they are tendered. If the Fund has created the inverse floater by depositing a long-term bond into a trust, it may be required to provide additional collateral for the short-term securities if the value of the underlying bond deposited in the trust falls.

At September 30, 2009, the Fund's residual exposure to these types of inverse floating rate securities were as follows:

 PRINCIPAL                                                            COUPON   MATURITY
   AMOUNT      INVERSE FLOATER(1)                                    RATE(2)     DATE         VALUE
-----------    -----------------                                     -------   --------   ------------
$13,640,000    NY Austin Trust Various States Inverse Certificates    13.490%    6/1/32   $ 15,033,190
  8,935,000    NY Austin Trust Various States Inverse Certificates    13.471     6/1/27      9,878,983
 23,960,000    NY Austin Trust Various States Inverse Certificates     7.762    11/1/38     23,405,566
 16,400,000    NY Austin Trust Various States Inverse Certificates    11.630     7/1/48     19,272,624
 46,640,000    NY Liberty Devel. Corp. ROLs(3)                         9.067    10/1/35     49,307,808
 10,770,000    NY MTA ROLs(3)                                         14.693   11/15/30     12,159,869
  6,615,000    NY Triborough Bridge & Tunnel Authority ROLs(3)        20.648     1/1/27      7,570,404
               NY/NJ Port Authority Austin Trust Inverse
 15,660,000    Certificates                                            7.292    12/1/27     15,940,001
               NY/NJ Port Authority Austin Trust Inverse
  7,700,000    Certificates                                            6.873    12/1/34      7,678,209
               NY/NJ Port Authority Austin Trust Inverse
 13,765,000    Certificates                                            8.995     4/1/36     14,486,837
               NY/NJ Port Authority Austin Trust Inverse
 23,955,000    Certificates                                            8.993    10/1/30     25,538,186
 12,330,000    NYC GO DRIVERS                                         10.227     6/1/33     13,699,247
  5,605,000    NYC GO DRIVERS                                         10.226    12/1/33      6,174,972
  5,460,000    NYC GO DRIVERS                                          9.325     8/1/30      6,075,178
  2,430,000    NYC GO DRIVERS                                         10.277     8/1/35      2,696,595
  8,735,000    NYC GO DRIVERS                                         10.274     4/1/35      9,645,362
  5,745,000    NYC GO DRIVERS                                         10.275     3/1/35      6,335,184
  7,540,000    NYC GO ROLs                                            17.652    11/1/34      8,865,230
  4,480,000    NYC GO ROLs(3)                                         19.127     4/1/30      5,546,598
  8,900,000    NYC GO ROLs(3)                                         22.144     6/1/30     12,829,973
  5,000,000    NYC GO ROLs                                            18.462     3/1/21      8,108,700
  3,490,000    NYC HDC (Multifamily Hsg.) DRIVERS                     15.427    11/1/42      3,652,809
    920,000    NYC HDC (Multifamily Hsg.) DRIVERS                     12.374    11/1/26        929,513
    810,000    NYC HDC (Multifamily Hsg.) DRIVERS                     12.741    11/1/27        838,852
  1,000,000    NYC HDC (Multifamily Hsg.) DRIVERS                     12.793    11/1/32      1,001,050
  1,165,000    NYC HDC (Multifamily Hsg.) DRIVERS                     12.430    11/1/37      1,097,675


                         32 | Rochester Fund Municipals

Rochester Fund Municipals

STATEMENT OF INVESTMENTS September 30, 2009 / Unaudited

  1,560,000    NYC HDC (Multifamily Hsg.) DRIVERS                     12.578    11/1/39      1,474,606
  2,790,000    NYC HDC (Multifamily Hsg.) DRIVERS                     12.787     5/1/40      2,681,525
    775,000    NYC HDC (Multifamily Hsg.) DRIVERS(3)                  19.083    11/1/34        901,837
    710,000    NYC HDC (Multifamily Hsg.) DRIVERS(3)                  19.343    11/1/39        821,101
  2,730,000    NYC HDC (Multifamily Hsg.) DRIVERS(3)                  19.932    11/1/46      3,207,095
  3,955,000    NYC HDC (Multifamily Hsg.) ROLs(3)                     15.976    11/1/30      4,371,185
 12,110,000    NYC Hsg. Devel. Corp. (Multifamily Hsg.) ROLs(3)       12.545     5/1/49     11,798,410
 17,005,000    NYC Municipal Water Finance Authority DRIVERS          13.182    6/15/39     19,635,844
 14,425,000    NYC Municipal Water Finance Authority DRIVERS          17.277    6/15/26     15,835,477
 14,950,000    NYC Municipal Water Finance Authority DRIVERS          13.576    6/15/32     15,839,376
  3,910,000    NYC Municipal Water Finance Authority DRIVERS          13.189    6/15/32      4,116,683
 15,815,000    NYC Municipal Water Finance Authority DRIVERS          13.198    6/15/34     17,465,453
  6,005,000    NYC Municipal Water Finance Authority DRIVERS          13.189    6/15/38      6,600,276
  6,875,000    NYC Municipal Water Finance Authority ROLs             17.638    6/15/31      8,465,875
 10,025,000    NYC Municipal Water Finance Authority ROLs             17.638    6/15/37     12,114,010
  7,875,000    NYC Municipal Water Finance Authority ROLs             17.638    6/15/39      9,171,698
  4,935,000    NYC Municipal Water Finance Authority ROLs             17.638    6/15/39      5,747,597
  4,500,000    NYC Municipal Water Finance Authority ROLs             17.658    6/15/39      5,381,460
 10,470,000    NYC Municipal Water Finance Authority ROLs(3)          12.855    6/15/34     10,992,244
  8,205,000    NYS DA (Memorial Sloan-Kettering) DRIVERS              10.275     7/1/35      8,987,757
  5,265,000    NYS DA (Vassar College) DRIVERS                        10.272     7/1/46      5,909,225
  2,830,000    NYS DA ROLs(3)                                         22.233     7/1/28      2,951,775
  3,410,000    NYS HFA ROLs(3)                                        14.454    11/1/45      3,556,323
  3,750,000    Port Authority NY/NJ ROLs(3)                           21.173    9/15/28      5,418,375
  4,895,000    Port Authority NY/NJ, 11588th Series ROLs              15.885   10/15/27      5,514,952
  3,580,000    Port Authority NY/NJ, 11588th Series ROLs              14.957   10/15/28      3,686,362
  5,500,000    Port Authority NY/NJ, 11588th Series ROLs              15.893   10/15/32      6,119,245
  9,090,000    Port Authority NY/NJ, 11589th Series ROLs              11.752     9/1/29      8,492,605
 11,880,000    Port Authority NY/NJ, 136th Series DRIVERS              8.175    11/1/28     12,778,484
 11,430,000    Port Authority NY/NJ, 136th Series DRIVERS             10.155    11/1/29     12,689,356
  7,680,000    Port Authority NY/NJ, 136th Series DRIVERS             12.786     5/1/34      8,460,595
 13,000,000    Port Authority NY/NJ, 138th Series DRIVERS              8.639    12/1/34     13,524,030
 24,005,000    Port Authority NY/NJ, 151st Series DRIVERS             15.519    3/15/35     31,128,724
  4,570,000    Port Authority NY/NJ, 152nd Series DRIVERS             14.009     5/1/38      5,255,317
 20,000,000    Port Authority NY/NJ, 3090th Series DRIVERS             9.478    11/1/35     22,086,400
 26,670,000    Port Authority NY/NJ, 3094th Series DRIVERS            13.198    3/15/39     30,677,434
  7,500,000    Port Authority NY/NJ, 3114th Series DRIVERS            15.174    11/1/30      9,702,300
 30,970,000    Port Authority NY/NJ, 3114th Series DRIVERS             9.478    11/1/35     34,200,790
  3,335,000    Port Authority NY/NJ, 3115th Series DRIVERS            15.167    3/15/35      4,324,695
 25,330,000    Port Authority NY/NJ, 37th Series DRIVERS               9.651    7/15/34     27,355,134
  4,750,000    Puerto Rico Aqueduct & Sewer Authority ROLs(3)         17.685     7/1/47      5,286,940
 15,000,000    Puerto Rico Aqueduct & Sewer Authority ROLs             9.422     7/1/47     15,847,800
 92,150,000    Puerto Rico Sales Tax Financing Corp. ROLs(3)          13.739     8/1/57    104,028,135
 23,815,000    Puerto Rico Sales Tax Financing Corp. ROLs(3)          20.366     8/1/57     32,476,992
 18,135,000    SONYMA ROLs(3)                                          7.521    10/1/34     17,455,844
  5,660,000    SONYMA ROLs(3)                                         13.904     4/1/29      5,713,147


                         33 | Rochester Fund Municipals

Rochester Fund Municipals

STATEMENT OF INVESTMENTS September 30, 2009 / Unaudited

  3,385,000    SONYMA ROLs(3)                                         13.998     4/1/29      3,431,307
  3,655,000    SONYMA ROLs(3)                                         14.303     4/1/29      3,689,320
  7,635,000    SONYMA ROLs(3)                                         13.848     4/1/34      7,448,095
  7,965,000    SONYMA ROLs(3)                                         14.000    10/1/28      8,031,428
  4,960,000    SONYMA ROLs(3)                                         13.238    10/1/26      4,947,699
  5,850,000    SONYMA ROLs(3)                                          8.873    10/1/37      5,252,891
 11,720,000    SONYMA ROLs(3)                                          8.471    10/1/31      9,963,289
 11,470,000    SONYMA ROLs(3)                                          8.570    10/1/37      9,207,772
  1,685,000    SONYMA, Series 145 DRIVERS                             13.050    10/1/37      1,665,370
  1,665,000    SONYMA, Series 148 DRIVERS                             13.161    10/1/27      1,730,351
  2,125,000    SONYMA, Series 148 DRIVERS                             13.291    10/1/32      2,178,975
                                                                                          ------------
                                                                                          $945,565,600
                                                                                          ============

(1.) For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on pages 29 and 30 of the Statement of Investments.

(2.) Represents the current interest rate for a variable rate bond known as an "inverse floater."

(3.) Security is subject to a shortfall and forbearance agreement.

The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the short-term floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund's investment in such inverse floating rate securities, if it deems it appropriate to do so. As of September 30, 2009, in addition to the exposure detailed in the preceding table, the Fund's maximum exposure under such agreements is estimated at $630,605,000.

CREDIT RISK. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. Information concerning securities in default as of September 30, 2009 is as follows:

Cost                                $10,160,518
Market Value                        $ 6,288,544
Market Value as a % of Net Assets          0.07%

The Fund has entered into forbearance agreements with certain obligors under which the Fund has agreed to temporarily forego payment of the original principal or coupon interest rates. As of September 30, 2009, securities with an aggregate market value of $1,806,958, representing 0.02% of the Fund's net assets, were subject to these forbearance agreements. No Interest and principal payments are contractually owed to the Fund.

CONCENTRATION RISK. There are certain risks arising from geographic concentration in any state. Certain economic, regulatory or political developments occurring in the state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

ILLIQUID SECURITIES

As of September 30, 2009, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not


                         34 | Rochester Fund Municipals

Rochester Fund Municipals

STATEMENT OF INVESTMENTS September 30, 2009 / Unaudited

invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2009 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $11,199,445,106
                                 ===============
Gross unrealized appreciation    $   439,930,365
Gross unrealized depreciation     (1,040,863,323)
                                 ---------------
Net unrealized depreciation      $  (600,932,958)
                                 ===============


                         35 | Rochester Fund Municipals

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 09/30/2009, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Rochester Fund Municipals


By: /s/ John V. Murphy
    ---------------------------------
    John V. Murphy
    Principal Executive Officer
Date: 11/10/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ John V. Murphy
    ---------------------------------
    John V. Murphy
    Principal Executive Officer
Date: 11/10/2009


By: /s/ Brian W. Wixted
    ---------------------------------
    Brian W. Wixted
    Principal Financial Officer
Date: 11/10/2009